American
  Express(R)
 Annuities

                  American Centurion Life
                  ACL Personal
                  Portfolio Plus(2)
                  ACL Personal
                  Portfolio

                        Variable Annuity

                                 2004 Annual Report

[AMERICAN EXPRESS logo]    Issued by: American Centurion Life Assurance Company

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio (comprised of 28 subaccounts of ACL Variable Annuity Account 2, refered to in Note 1) as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of ACL Variable Annuity Account 2 - ACL
Personal Portfolio Plus(2) and ACL Personal Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2) and ACL Personal Portfolio at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2005

--------------------------------------------------------------------------------
1   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                            Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------------------
                                                     AXP VP           AXP VP          AXP VP           AXP VP           AXP VP
December 31, 2004                                   Cash Mgmt        Div Bond        Lg Cap Eq         Managed          New Dim

Assets

Investments, at value(1),(2)                        $392,874        $1,542,207        $578,788        $1,960,644        $150,505

Dividends receivable                                     494             5,830              --                --              --

Accounts receivable from American Centurion Life
 for contract purchase payments                           --                --              --                --              --

Receivable for share redemptions                          --                --              --                --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         393,368         1,548,037         578,788         1,960,644         150,505
===================================================================================================================================

Liabilities

Payable to American Centurion Life for:

   Mortality and expense risk fee                        411             1,548             555             2,110             159

   Administrative charge                                  49               197              67               253              19

   Contract terminations                               9,492                --              --                --              --

Payable for investments purchased                         --                --              --                --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      9,952             1,745             622             2,363             178
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                 374,949         1,539,101         577,704         1,958,281         149,693

Net assets applicable to contracts in
 payment period                                           --                --              --                --              --

Net assets applicable to seed money                    8,467             7,191             462                --             634
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $383,416        $1,546,292        $578,166        $1,958,281        $150,327
===================================================================================================================================
(1) Investment shares                                393,015           144,857          27,644           129,926           9,604

(2) Investments, at cost                            $392,874        $1,548,416        $754,999        $2,128,550        $171,193
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------------------
                                                        AXP VP           AXP VP         AIM VI          AIM VI          AIM VI
                                                       Strategy           THDL          Core Eq,       Intl Gro,      Premier Eq,
December 31, 2004 (continued)                            Aggr             Intl           Ser I           Ser I           Ser I

Assets

Investments, at value(1),(2)                            $313,157        $179,032        $670,829        $232,001        $529,073

Dividends receivable                                          --              --              --              --              --

Accounts receivable from American Centurion Life
 for contract purchase payments                               --              --              --              --              --

Receivable for share redemptions                              --              --             838             278             639
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             313,157         179,032         671,667         232,279         529,712
===================================================================================================================================

Liabilities

Payable to American Centurion Life for:

   Mortality and expense risk fee                            331             189             745             248             570

   Administrative charge                                      40              23              89              30              69

   Contract terminations                                      --              --               4              --              --

Payable for investments purchased                             --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            371             212             838             278             639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                     312,786         178,502         670,829         232,001         529,073

Net assets applicable to contracts in
 payment period                                               --              --              --              --              --

Net assets applicable to seed money                           --             318              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $312,786        $178,820        $670,829        $232,001        $529,073
===================================================================================================================================
(1) Investment shares                                     39,139          18,567          29,683          11,735          24,839

(2) Investments, at cost                                $486,640        $215,017        $758,925        $240,784        $700,279
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                                Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------------------
                                                         AC VP                           Janus             Janus
                                                       Inc & Gro,         AC VP           Aspen         Aspen World
December 31, 2004 (continued)                            Cl I           Val, Cl I       Bal, Inst        Gro, Inst        OpCap Eq

Assets

Investments, at value(1),(2)                            $295,236        $224,878        $3,574,991        $599,984        $131,805

Dividends receivable                                          --              --                --              --              --

Accounts receivable from American Centurion Life
 for contract purchase payments                               --              --                --              --              --

Receivable for share redemptions                             355             270             4,334             728             159
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             295,591         225,148         3,579,325         600,712         131,964
===================================================================================================================================

Liabilities

Payable to American Centurion Life for:

   Mortality and expense risk fee                            317             241             3,864             645             142

   Administrative charge                                      38              29               464              78              17

   Contract terminations                                      --              --                 6               5              --

Payable for investments purchased                             --              --                --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            355             270             4,334             728             159
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                     295,162         224,878         3,574,540         599,238         131,805

Net assets applicable to contracts in
 payment period                                               74              --               451             746              --

Net assets applicable to seed money                           --              --                --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $295,236        $224,878        $3,574,991        $599,984        $131,805
===================================================================================================================================
(1) Investment shares                                     40,333          25,700           146,576          22,404           3,661

(2) Investments, at cost                                $274,069        $163,320        $3,613,878        $838,834        $122,441
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------------------
                                                         OpCap           OpCap         OpCap U.S.       Oppen Cap       Oppen Hi
December 31, 2004 (continued)                           Managed          Sm Cap         Govt Inc         Appr VA         Inc VA

Assets

Investments, at value(1),(2)                            $906,128        $228,690        $869,162        $775,934        $345,064

Dividends receivable                                          --              --           3,216              --              --

Accounts receivable from American Centurion Life
 for contract purchase payments                               --              --              --              --              --

Receivable for share redemptions                           1,139             276           1,054             940             409
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             907,267         228,966         873,432         776,874         345,473
===================================================================================================================================

Liabilities

Payable to American Centurion Life for:

   Mortality and expense risk fee                          1,012             246             941             834             365

   Administrative charge                                     122              30             113             100              44

   Contract terminations                                       5              --              --               6              --

Payable for investments purchased                             --              --           3,216              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          1,139             276           4,270             940             409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                     906,128         228,690         869,162         775,934         345,064

Net assets applicable to contracts in
 payment period                                               --              --              --              --              --

Net assets applicable to seed money                           --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $906,128        $228,690        $869,162        $775,934        $345,064
===================================================================================================================================
(1) Investment shares                                     21,206           6,326          81,996          20,977          39,212

(2) Investments, at cost                                $871,791        $162,334        $872,241        $832,433        $362,101
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
3   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                              Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------------------
                                                         Put VT          Put VT         Put VT           Put VT           Put VT
                                                        Div Inc,        Div Inc,       Gro & Inc,       Gro & Inc,       Hi Yield,
December 31, 2004 (continued)                            Cl IA            Cl IB          Cl IA            Cl IB            Cl IA

Assets

Investments, at value(1),(2)                            $321,745        $566,353        $740,243        $1,549,162        $372,668

Dividends receivable                                          --              --              --                --              --
Accounts receivable from American Centurion Life
 for contract purchase payments                               --              --              --                --              --

Receivable for share redemptions                             382             674             898             1,880             448
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             322,127         567,027         741,141         1,551,042         373,116
===================================================================================================================================

Liabilities

Payable to American Centurion Life for:

   Mortality and expense risk fee                            341             602             802             1,677             400

   Administrative charge                                      41              72              96               203              48

   Contract terminations                                      --              --              --                --              --

Payable for investments purchased                             --              --              --                --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            382             674             898             1,880             448
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                     321,745         566,353         740,243         1,548,856         372,668

Net assets applicable to contracts in
 payment period                                               --              --              --                --              --

Net assets applicable to seed money                           --              --              --               306              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $321,745        $566,353        $740,243        $1,549,162        $372,668
===================================================================================================================================
(1) Investment shares                                     34,708          61,762          28,927            60,895          46,008

(2) Investments, at cost                                $340,886        $564,723        $750,371        $1,518,258        $469,428
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              Segregated Asset Subaccounts
                                                                                    -----------------------------------------------
                                                                                        Put VT             Put VT         Put VT
                                                                                       Hi Yield,          New Opp,       Voyager,
December 31, 2004 (continued)                                                            Cl IB              Cl IA          Cl IB

Assets

Investments, at value(1),(2)                                                            $275,280          $219,309      $  933,481

Dividends receivable                                                                          --                --              --

Accounts receivable from American Centurion Life
 for contract purchase payments                                                               --                --              --

Receivable for share redemptions                                                             327               265           1,133
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                             275,607           219,574         934,614
===================================================================================================================================

Liabilities

Payable to American Centurion Life for:

   Mortality and expense risk fee                                                            292               237           1,012

   Administrative charge                                                                      35                28             121

   Contract terminations                                                                      --                --              --

Payable for investments purchased                                                             --                --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                            327               265           1,133
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                                                     275,280           219,309         933,481

Net assets applicable to contracts in
 payment period                                                                               --                --              --

Net assets applicable to seed money                                                           --                --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                        $275,280          $219,309      $  933,481
===================================================================================================================================
(1) Investment shares                                                                     34,196            12,863          34,319

(2) Investments, at cost                                                                $309,295          $330,969      $1,495,374
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Operations

                                                                               Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------------------
                                                       AXP VP          AXP VP          AXP VP         AXP VP          AXP VP
Year ended December 31, 2004                          Cash Mgmt       Div Bond        Lg Cap Eq       Managed         New Dim

Investment income

Dividend income                                       $   1,898       $  53,828       $   4,588       $  45,168       $  1,530

Variable account expenses                                 2,591          18,656           7,224          28,081          2,097
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (693)         35,172          (2,636)         17,087           (567)
===================================================================================================================================

Realized and unrealized gain (loss) on
 investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                  555,994         148,770          93,363         490,152         17,027

   Cost of investments sold                             555,994         151,714         133,444         564,791         20,455
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             --          (2,944)        (40,081)        (74,639)        (3,428)

Distributions from capital gains                             --              --              --              --             --

Net change in unrealized appreciation or
 depreciation of investments                                 --          11,688          63,994         210,239          6,356
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               --           8,744          23,913         135,600          2,928
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                      $    (693)      $  43,916       $  21,277       $ 152,687       $  2,361
===================================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                             AXP VP        AXP VP         AIM VI          AIM VI         AIM VI
                                                            Strategy        THDL          Core Eq,       Intl Gro,     Premier Eq,
Year ended December 31, 2004 (continued)                      Aggr          Intl           Ser I           Ser I          Ser I

Investment income

Dividend income                                            $     --       $  1,860       $   6,570       $  1,358       $   2,393

Variable account expenses                                     4,229          2,410          10,436          3,121           7,705
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (4,229)          (550)         (3,866)        (1,763)         (5,312)
===================================================================================================================================

Realized and unrealized gain (loss) on
 investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                       54,778         40,052         162,635         56,651         113,908

   Cost of investments sold                                  95,798         55,129         193,290         69,385         159,103
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments            (41,020)       (15,077)        (30,655)       (12,734)        (45,195)

Distributions from capital gains                                 --             --              --             --              --

Net change in unrealized appreciation or depreciation
 of investments                                              66,880         40,680          83,999         58,553          71,642
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               25,860         25,603          53,344         45,819          26,447
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                           $ 21,631       $ 25,053       $  49,478       $ 44,056       $  21,135
===================================================================================================================================

                                                                             Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                             AC VP                         Janus          Janus
                                                           Inc & Gro,       AC VP          Aspen       Aspen World
Year ended December 31, 2004 (continued)                      Cl I        Val, Cl I      Bal, Inst       Gro, Inst       OpCap Eq

Investment income

Dividend income                                            $  4,663       $  2,289       $  80,854       $   6,137       $  1,373

Variable account expenses                                     4,428          3,100          52,602           8,686          1,896
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 235           (811)         28,252          (2,549)          (523)
===================================================================================================================================

Realized and unrealized gain (loss) on
 investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                       70,533         37,452         666,956          90,850         28,891

   Cost of investments sold                                  72,557         29,815         699,482         133,927         29,732
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (2,024)         7,637         (32,526)        (43,077)          (841)

Distributions from capital gains                                 --          1,775              --              --             --

Net change in unrealized appreciation or depreciation
 of investments                                              32,542         17,724         251,233          63,440         13,787
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               30,518         27,136         218,707          20,363         12,946
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                           $ 30,753       $ 26,325       $ 246,959       $  17,814       $ 12,423
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
5   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Operations

                                                                                  Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                             OpCap          OpCap         OpCap U.S.      Oppen Cap       Oppen Hi
Year ended December 31, 2004 (continued)                    Managed         Sm Cap         Govt Inc        Appr VA         Inc VA

Investment income

Dividend income                                            $  15,220       $    113       $  28,223       $   2,451       $ 21,020

Variable account expenses                                     13,776          3,226          13,191          10,813          4,761
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                1,444         (3,113)         15,032          (8,362)        16,259
===================================================================================================================================

Realized and unrealized gain (loss) on
 investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                       257,571         61,967         232,411          94,282         29,704

   Cost of investments sold                                  263,665         49,646         231,490         108,211         32,966
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (6,094)        12,321             921         (13,929)        (3,262)

Distributions from capital gains                                  --             --          10,947              --             --

Net change in unrealized appreciation or depreciation
 of investments                                               88,573         24,702         (27,346)         61,918         11,168
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                82,479         37,023         (15,478)         47,989          7,906
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                           $  83,923       $ 33,910       $    (446)      $  39,627       $ 24,165
===================================================================================================================================

                                                                               Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                            Put VT         Put VT         Put VT          Put VT          Put VT
                                                           Div Inc,        Div Inc,      Gro & Inc,      Gro & Inc,      Hi Yield,
Year ended December 31, 2004 (continued)                    Cl IA           Cl IB          Cl IA            Cl IB          Cl IA

Investment income

Dividend income                                            $ 31,528       $ 53,187       $  14,171       $  24,431       $  31,848

Variable account expenses                                     4,677          7,983          10,771          21,678           5,312
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              26,851         45,204           3,400           2,753          26,536
===================================================================================================================================

Realized and unrealized gain (loss) on
 investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                       84,239         72,264         229,637         273,317         104,226

   Cost of investments sold                                  92,330         75,364         252,060         288,235         135,967
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (8,091)        (3,100)        (22,423)        (14,918)        (31,741)

Distributions from capital gains                                 --             --              --              --              --

Net change in unrealized appreciation or depreciation
 of investments                                               6,812           (637)         88,586         153,118          39,612
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,279)        (3,737)         66,163         138,200           7,871
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                           $ 25,572       $ 41,467       $  69,563       $ 140,953       $  34,407
===================================================================================================================================

                                                                                                Segregated Asset Subaccounts
                                                                                         ------------------------------------------
                                                                                          Put VT            Put VT         Put VT
                                                                                         Hi Yield,         New Opp,       Voyager,
Year ended December 31, 2004 (continued)                                                   Cl IB            Cl IA           Cl IB

Investment income

Dividend income                                                                           $ 22,567        $     --       $   2,461

Variable account expenses                                                                    3,800           3,166          13,525
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                             18,767          (3,166)        (11,064)
===================================================================================================================================

Realized and unrealized gain (loss) on
 investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                                                      29,332          57,737         132,675

   Cost of investments sold                                                                 35,183          95,836         224,635
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                            (5,851)        (38,099)        (91,960)

Distributions from capital gains                                                                --              --              --

Net change in unrealized appreciation or depreciation
 of investments                                                                             10,100          59,496         133,802
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                               4,249          21,397          41,842
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                                          $ 23,016        $ 18,231       $  30,778
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                  Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                            AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
Year ended December 31, 2004                               Cash Mgmt      Div Bond       Lg Cap Eq       Managed        New Dim

Operations

Investment income (loss) -- net                            $    (693)    $    35,172     $  (2,636)    $    17,087     $    (567)

Net realized gain (loss) on sales of investments                  --          (2,944)      (40,081)        (74,639)       (3,428)

Distributions from capital gains                                  --              --            --              --            --

Net change in unrealized appreciation or depreciation
 of investments                                                   --          11,688        63,994         210,239         6,356
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                (693)         43,916        21,277         152,687         2,361
===================================================================================================================================

Contract transactions

Contract purchase payments                                   741,758         399,672        73,460             963           965

Net transfers(1)                                            (405,356)         82,916       (26,976)       (107,620)       (2,162)

Contract terminations:

   Surrender benefits and contract charges                   (12,310)       (106,499)      (57,253)       (252,981)       (9,574)

   Death benefits                                                 --              --            --         (31,154)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               324,092         376,089       (10,769)       (390,792)      (10,771)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               60,017       1,126,287       567,658       2,196,386       158,737
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 383,416     $ 1,546,292     $ 578,166     $ 1,958,281     $ 150,327
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        52,961       1,012,009       583,669       2,089,591       151,623

Contract purchase payments                                   745,740         389,775        71,579             907           474

Net transfers(1)                                            (408,861)         75,968       (28,085)       (101,325)       (2,087)

Contract terminations:

   Surrender benefits and contract charges                   (12,254)        (92,788)      (59,254)       (236,100)       (9,493)

   Death benefits                                                 --              --            --         (29,132)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             377,586       1,384,964       567,909       1,723,941       140,517
===================================================================================================================================

                                                                                  Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                             AXP VP         AXP VP          AIM VI        AIM VI          AIM VI
                                                            Strategy         THDL          Core Eq,      Intl Gro,      Premier Eq,
Year ended December 31, 2004 (continued)                      Aggr           Intl            Ser I         Ser I           Ser I

Operations

Investment income (loss) -- net                            $  (4,229)     $    (550)      $  (3,866)     $  (1,763)     $  (5,312)

Net realized gain (loss) on sales of investments             (41,020)       (15,077)        (30,655)       (12,734)       (45,195)

Distributions from capital gains                                  --             --              --             --             --

Net change in unrealized appreciation or depreciation
 of investments                                               66,880         40,680          83,999         58,553         71,642
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                              21,631         25,053          49,478         44,056         21,135
===================================================================================================================================

Contract transactions

Contract purchase payments                                     1,262            796           1,348            501            499

Net transfers(1)                                             (10,942)       (15,966)        (34,527)       (21,112)       (26,996)

Contract terminations:

   Surrender benefits and contract charges                   (36,074)       (18,568)       (117,484)       (28,016)       (73,078)

   Death benefits                                                 --             --              --             --         (4,653)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (45,754)       (33,738)       (150,663)       (48,627)      (104,228)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              336,909        187,505         772,014        236,572        612,166
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 312,786      $ 178,820       $ 670,829      $ 232,001      $ 529,073
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                       475,765        221,658         774,747        257,511        670,922

Contract purchase payments                                     1,860            565           1,347            512            540

Net transfers(1)                                             (16,004)       (18,498)        (33,928)       (22,221)       (29,606)

Contract terminations:

   Surrender benefits and contract charges                   (52,180)       (21,476)       (115,618)       (29,279)       (80,490)

   Death benefits                                                 --             --              --             --         (5,380)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             409,441        182,249         626,548        206,523        555,986
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                  Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                             AC VP                         Janus           Janus
                                                          Inc & Gro,       AC VP           Aspen        Aspen World
Year ended December 31, 2004 (continued)                     Cl I        Val, Cl I       Bal, Inst       Gro, Inst      OpCap Eq

Operations

Investment income (loss) -- net                           $     235      $    (811)     $    28,252      $  (2,549)     $    (523)

Net realized gain (loss) on sales of investments             (2,024)         7,637          (32,526)       (43,077)          (841)

Distributions from capital gains                                 --          1,775               --             --             --

Net change in unrealized appreciation or depreciation
 of investments                                              32,542         17,724          251,233         63,440         13,787
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                             30,753         26,325          246,959         17,814         12,423
===================================================================================================================================

Contract transactions

Contract purchase payments                                    1,045            505            7,216          1,241            499

Net transfers(1)                                            (21,197)       (16,636)         (88,395)       (37,117)       (17,011)

Contract terminations:

   Surrender benefits and contract charges                  (44,506)       (17,260)        (468,948)       (43,772)        (9,616)

   Death benefits                                                --             --          (43,513)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (64,658)       (33,391)        (593,640)       (79,648)       (26,128)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             329,141        231,944        3,921,672        661,818        145,510
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 295,236      $ 224,878      $ 3,574,991      $ 599,984      $ 131,805
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                      318,255        167,893        2,892,352        635,546        143,259

Contract purchase payments                                      995            352            5,268          1,235            484

Net transfers(1)                                            (20,147)       (11,719)         (64,192)       (36,590)       (16,683)

Contract terminations:

   Surrender benefits and contract charges                  (42,973)       (12,150)        (337,852)       (42,587)        (9,479)

   Death benefits                                                --             --          (31,785)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            256,130        144,376        2,463,791        557,604        117,581
===================================================================================================================================

                                                                                 Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                             OpCap            OpCap       OpCap U.S.     Oppen Cap      Oppen Hi
Year ended December 31, 2004 (continued)                    Managed          Sm Cap       Govt Inc        Appr VA        Inc VA

Operations

Investment income (loss) -- net                           $     1,444      $  (3,113)     $  15,032      $  (8,362)     $  16,259

Net realized gain (loss) on sales of investments               (6,094)        12,321            921        (13,929)        (3,262)

Distributions from capital gains                                   --             --         10,947             --             --

Net change in unrealized appreciation or depreciation
 of investments                                                88,573         24,702        (27,346)        61,918         11,168
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                               83,923         33,910           (446)        39,627         24,165
===================================================================================================================================

Contract transactions

Contract purchase payments                                      1,256            501          3,607          1,547          1,512

Net transfers(1)                                              (66,415)       (38,205)        41,465        (19,448)        (1,258)

Contract terminations:

   Surrender benefits and contract charges                   (172,634)       (19,103)      (141,507)       (40,943)       (16,437)

   Death benefits                                                  --             --         (5,404)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (237,793)       (56,807)      (101,839)       (58,844)       (16,183)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             1,059,998        251,587        971,447        795,151        337,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   906,128      $ 228,690      $ 869,162      $ 775,934      $ 345,064
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        940,746        154,090        750,262        633,045        279,626

Contract purchase payments                                      1,106            284          2,785          1,259          1,237

Net transfers(1)                                              (57,124)       (22,527)        31,840        (15,743)        (1,100)

Contract terminations:

   Surrender benefits and contract charges                   (148,416)       (11,332)      (108,990)       (32,696)       (13,361)

   Death benefits                                                  --             --         (4,143)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              736,312        120,515        671,754        585,865        266,402
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                 Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                            Put VT         Put VT        Put VT         Put VT           Put VT
                                                           Div Inc,       Div Inc,      Gro & Inc,     Gro & Inc,       Hi Yield,
Year ended December 31, 2004 (continued)                    Cl IA          Cl IB          Cl IA          Cl IB            Cl IA

Operations

Investment income (loss) -- net                           $  26,851      $  45,204      $   3,400      $     2,753      $  26,536

Net realized gain (loss) on sales of investments             (8,091)        (3,100)       (22,423)         (14,918)       (31,741)

Distributions from capital gains                                 --             --             --               --             --

Net change in unrealized appreciation or depreciation
 of investments                                               6,812           (637)        88,586          153,118         39,612
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                             25,572         41,467         69,563          140,953         34,407
===================================================================================================================================

Contract transactions

Contract purchase payments                                       --          3,633             --           38,845             --

Net transfers(1)                                             (6,711)       (15,793)       (83,296)         (38,967)       (38,059)

Contract terminations:

   Surrender benefits and contract charges                  (57,395)       (38,481)      (129,294)        (161,305)       (60,597)

   Death benefits                                                --             --             --          (33,259)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (64,106)       (50,641)      (212,590)        (194,686)       (98,656)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             360,279        575,527        883,270        1,602,895        436,917
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 321,745      $ 566,353      $ 740,243      $ 1,549,162      $ 372,668
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                      290,122        450,864        730,973        1,521,277        390,197

Contract purchase payments                                       --          2,799             --           29,692             --

Net transfers(1)                                             (5,268)       (12,164)       (68,239)         (39,672)       (33,203)

Contract terminations:

   Surrender benefits and contract charges                  (45,072)       (29,472)      (104,838)        (148,013)       (52,902)

   Death benefits                                                --             --             --          (31,414)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            239,782        412,027        557,896        1,331,870        304,092
===================================================================================================================================

                                                                                               Segregated Asset Subaccounts
                                                                                       --------------------------------------------
                                                                                         Put VT           Put VT         Put VT
                                                                                        Hi Yield,         New Opp,      Voyager,
Year ended December 31, 2004 (continued)                                                 Cl IB             Cl IA         Cl IB

Operations

Investment income (loss) -- net                                                         $  18,767        $  (3,166)   $   (11,064)

Net realized gain (loss) on sales of investments                                           (5,851)         (38,099)       (91,960)

Distributions from capital gains                                                               --               --             --

Net change in unrealized appreciation or depreciation
 of investments                                                                            10,100           59,496        133,802
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                                           23,016           18,231         30,778
===================================================================================================================================

Contract transactions

Contract purchase payments                                                                  1,509               --          1,255

Net transfers(1)                                                                           (4,570)         (15,639)       (32,266)

Contract terminations:

   Surrender benefits and contract charges                                                (14,801)         (38,210)       (82,718)

   Death benefits                                                                              --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                            (17,862)         (53,849)      (113,729)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                           270,126          254,927      1,016,432
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                               $ 275,280        $ 219,309    $   933,481
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                                    221,497          260,745        995,369

Contract purchase payments                                                                  1,215               --          1,268

Net transfers(1)                                                                           (3,786)         (15,990)       (31,697)

Contract terminations:

   Surrender benefits and contract charges                                                (11,849)         (38,997)       (82,275)

   Death benefits                                                                              --               --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                          207,077          205,758        882,665
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                 Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                           AXP VP         AXP VP          AXP VP         AXP VP           AXP VP
Period ended December 31, 2003                            Cash Mgmt      Div Bond        Lg Cap Eq       Managed          New Dim

Operations

Investment income (loss) -- net                           $   (421)     $    19,362      $  (4,012)     $    17,779      $  (1,050)

Net realized gain (loss) on sales of investments                --           (5,882)       (61,139)        (101,474)        (5,378)

Distributions from capital gains                                --               --             --               --             --

Net change in unrealized appreciation or depreciation
 of investments                                                  1           13,385        189,624          438,414         36,230
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                              (420)          26,865        124,473          354,719         29,802
===================================================================================================================================

Contract transactions

Contract purchase payments                                  16,211          309,546          1,102            1,847          2,762

Net transfers(1)                                            (4,857)         (24,903)       (21,333)         (57,903)         3,143

Contract terminations:

   Surrender benefits and contract charges                  (1,583)         (73,926)       (32,505)        (156,906)        (8,666)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               9,771          210,717        (52,736)        (212,962)        (2,761)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             50,666          888,705        495,921        2,054,629        131,696
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 60,017      $ 1,126,287      $ 567,658      $ 2,196,386      $ 158,737
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                      47,144          794,018        649,741        2,317,977        155,010

Contract purchase payments                                  11,768          304,005          1,229            1,887          2,221

Net transfers(1)                                            (4,467)         (21,113)       (27,165)         (62,928)         3,611

Contract terminations:

   Surrender benefits and contract charges                  (1,484)         (64,901)       (40,136)        (167,345)        (9,219)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            52,961        1,012,009        583,669        2,089,591        151,623
===================================================================================================================================

                                                                               Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                            AXP VP         AXP VP         AIM VI        AIM VI         AIM VI
                                                           Strategy         THDL         Core Eq,      Intl Gro,     Premier Eq,
Period ended December 31, 2003 (continued)                   Aggr           Intl          Ser I          Ser I          Ser I

Operations

Investment income (loss) -- net                           $  (4,333)     $    (766)     $  (2,922)     $  (1,687)     $  (6,210)

Net realized gain (loss) on sales of investments            (55,280)       (19,721)       (46,285)       (22,757)       (32,781)

Distributions from capital gains                                 --             --             --             --             --

Net change in unrealized appreciation or depreciation
 of investments                                             132,753         59,719        196,809         73,583        157,853
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                             73,140         39,232        147,602         49,139        118,862
===================================================================================================================================

Contract transactions

Contract purchase payments                                    1,506            251            682            248            390

Net transfers(1)                                              8,726          8,733          2,642         13,634          8,418

Contract terminations:

   Surrender benefits and contract charges                  (31,618)       (15,504)       (82,236)       (21,287)       (35,968)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (21,386)        (6,520)       (78,912)        (7,405)       (27,160)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             285,155        154,793        703,324        194,838        520,464
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 336,909      $ 187,505      $ 772,014      $ 236,572      $ 612,166
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                      511,413        231,090        865,887        269,895        703,492

Contract purchase payments                                    2,346            369            824            341            485

Net transfers(1)                                             14,410         12,303          3,869         15,816         10,778

Contract terminations:

   Surrender benefits and contract charges                  (52,404)       (22,104)       (95,833)       (28,541)       (43,833)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            475,765        221,658        774,747        257,511        670,922
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                            AC VP                          Janus           Janus
                                                          Inc & Gro,       AC VP           Aspen        Aspen World
Period ended December 31, 2003 (continued)                   Cl I        Val, Cl I       Bal, Inst       Gro, Inst      OpCap Eq

Operations

Investment income (loss) -- net                           $     100      $    (618)     $    29,859      $  (1,802)     $    (123)

Net realized gain (loss) on sales of investments            (18,730)         1,750          (76,201)       (44,782)        (3,508)

Distributions from capital gains                                 --             --               --             --             --

Net change in unrealized appreciation or depreciation
 of investments                                              96,394         51,255          496,399        170,105         35,395
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                             77,764         52,387          450,057        123,521         31,764
===================================================================================================================================

Contract transactions

Contract purchase payments                                      514            215            4,208          1,308            219

Net transfers(1)                                              9,100          3,836         (153,085)        (2,403)         2,572

Contract terminations:

   Surrender benefits and contract charges                  (73,341)       (24,918)        (254,939)       (37,052)        (9,034)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (63,727)       (20,867)        (403,816)       (38,147)        (6,243)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             315,104        200,424        3,875,431        576,444        119,989
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 329,141      $ 231,944      $ 3,921,672      $ 661,818      $ 145,510
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                      388,647        184,442        3,214,421        676,796        149,118

Contract purchase payments                                      631            192            3,386          1,463            257

Net transfers(1)                                             12,354          3,729         (123,569)          (972)         4,062

Contract terminations:

   Surrender benefits and contract charges                  (83,377)       (20,470)        (201,886)       (41,741)       (10,178)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            318,255        167,893        2,892,352        635,546        143,259
===================================================================================================================================

                                                                                Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                             OpCap          OpCap         OpCap U.S.       Oppen Cap      Oppen Hi
Period ended December 31, 2003 (continued)                  Managed         Sm Cap         Govt Inc         Appr VA        Inc VA

Operations

Investment income (loss) -- net                           $     3,662      $  (2,807)     $    15,223      $  (7,012)     $  19,284

Net realized gain (loss) on sales of investments              (26,526)           564            5,379        (32,418)       (10,188)

Distributions from capital gains                                   --             --           12,653             --             --

Net change in unrealized appreciation or depreciation
 of investments                                               201,617         75,553          (33,541)       217,909         55,671
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                              178,753         73,310             (286)       178,479         64,767
===================================================================================================================================

Contract transactions

Contract purchase payments                                      1,643            307            3,449          1,332            422

Net transfers(1)                                               43,655         25,736           (7,653)        28,589        (17,523)

Contract terminations:

   Surrender benefits and contract charges                    (92,314)       (19,186)         (75,580)       (52,125)       (24,594)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (47,016)         6,857          (79,784)       (22,204)       (41,695)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               928,261        171,420        1,051,517        638,876        314,010
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 1,059,998      $ 251,587      $   971,447      $ 795,151      $ 337,082
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        989,000        147,666          811,590        656,703        318,393

Contract purchase payments                                      1,532            255            2,665          1,241            406

Net transfers(1)                                               40,571         19,383           (5,856)        22,652        (17,048)

Contract terminations:

   Surrender benefits and contract charges                    (90,357)       (13,214)         (58,137)       (47,551)       (22,125)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              940,746        154,090          750,262        633,045        279,626
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                Segregated Asset Subaccounts
                                                      -----------------------------------------------------------------------------
                                                            Put VT         Put VT         Put VT          Put VT          Put VT
                                                           Div Inc,       Div Inc,      Gro & Inc,      Gro & Inc,       Hi Yield,
Period ended December 31, 2003 (continued)                  Cl IA          Cl IB          Cl IA           Cl IB           Cl IA

Operations

Investment income (loss) -- net                           $  30,768      $  45,049      $   6,086      $     5,420      $  40,904

Net realized gain (loss) on sales of investments            (16,175)        (9,059)       (62,502)         (48,667)       (44,405)

Distributions from capital gains                                 --             --             --               --             --

Net change in unrealized appreciation or depreciation
 of investments                                              50,017         61,061        247,898          372,691         98,817
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                             64,610         97,051        191,482          329,444         95,316
===================================================================================================================================

Contract transactions

Contract purchase payments                                    1,309            800            884           53,174          1,312

Net transfers(1)                                            (60,993)       (57,820)       (73,344)         (51,963)       (51,361)

Contract terminations:

   Surrender benefits and contract charges                  (34,023)       (52,904)       (78,528)         (77,354)       (31,759)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (93,707)      (109,924)      (150,988)         (76,143)       (81,808)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             389,376        588,400        842,776        1,349,594        423,409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 360,279      $ 575,527      $ 883,270      $ 1,602,895      $ 436,917
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                      371,856        545,659        878,120        1,621,254        473,013

Contract purchase payments                                    1,079            707            785           47,301          1,203

Net transfers(1)                                            (52,299)       (50,982)       (72,408)         (62,810)       (51,212)

Contract terminations:

   Surrender benefits and contract charges                  (30,514)       (44,520)       (75,524)         (84,468)       (32,807)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            290,122        450,864        730,973        1,521,277        390,197
===================================================================================================================================

                                                                                               Segregated Asset Subaccounts
                                                                                       --------------------------------------------
                                                                                          Put VT           Put VT       Put VT
                                                                                         Hi Yield,        New Opp,      Voyager
Period ended December 31, 2003 (continued)                                                 Cl IB            Cl IA        Cl IB

Operations

Investment income (loss) -- net                                                         $  24,687        $  (3,472)   $    (9,951)

Net realized gain (loss) on sales of investments                                          (14,483)         (59,269)      (130,346)

Distributions from capital gains                                                               --               --             --

Net change in unrealized appreciation or depreciation
 of investments                                                                            47,725          128,075        342,141
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                                           57,929           65,334        201,844
===================================================================================================================================

Contract transactions

Contract purchase payments                                                                    423              448          1,447

Net transfers(1)                                                                          (25,714)         (19,424)       (40,258)

Contract terminations:

   Surrender benefits and contract charges                                                (19,607)         (28,553)       (72,274)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                            (44,898)         (47,529)      (111,085)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                           257,095          237,122        925,673
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                               $ 270,126        $ 254,927    $ 1,016,432
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                                                    263,044          317,335      1,116,455

Contract purchase payments                                                                    409              464          1,594

Net transfers(1)                                                                          (24,450)         (22,101)       (42,673)

Contract terminations:

   Surrender benefits and contract charges                                                (17,506)         (34,953)       (80,007)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                          221,497          260,745        995,369
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Notes to Financial Statements

1. ORGANIZATION

ACL Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of American Centurion Life under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for ACL Personal Portfolio Plus(2) and ACL Personal Portfolio Variable Annuity contracts issued by American Centurion Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

Subaccount                       Fund
---------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                 AXP(R) Variable Portfolio - Cash Management Fund

AXP VP Div Bond                  AXP(R) Variable Portfolio - Diversified Bond Fund

AXP VP Lg Cap Eq                 AXP(R) Variable Portfolio - Large Cap Equity Fund
                                    (previously AXP(R) Variable Portfolio - Capital Resource Fund)

AXP VP Managed                   AXP(R) Variable Portfolio - Managed Fund

AXP VP New Dim                   AXP(R) Variable Portfolio - New Dimensions Fund(R)

AXP VP Strategy Aggr             AXP(R) Variable Portfolio - Strategy Aggressive Fund

AXP VP THDL Intl                 AXP(R) Variable Portfolio - Threadneedle International Fund
                                    (previously AXP(R) Variable Portfolio - International Fund)

AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares

AIM VI Intl Gro, Ser I           AIM V.I. International Growth Fund, Series I Shares

AIM VI Premier Eq, Ser I         AIM V.I. Premier Equity Fund, Series I Shares

AC VP Inc & Gro, Cl I            American Century(R) VP Income & Growth, Class I

AC VP Val, Cl I                  American Century(R) VP Value, Class I

Janus Aspen Bal, Inst            Janus Aspen Series Balanced Portfolio: Institutional Shares

Janus Aspen World Gro, Inst      Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares

OpCap Eq                         OpCap Equity Portfolio

OpCap Managed                    OpCap Managed Portfolio

OpCap Sm Cap                     OpCap Small Cap Portfolio

OpCap U.S. Govt Inc              OpCap U.S. Government Income Portfolio(1)

Oppen Cap Appr VA                Oppenheimer Capital Appreciation Fund/VA

Oppen Hi Inc VA                  Oppenheimer High Income Fund/VA

Put VT Div Inc, Cl IA            Putnam VT Diversified Income Fund - Class IA Shares

Put VT Div Inc, Cl IB            Putnam VT Diversified Income Fund - Class IB Shares

Put VT Gro & Inc, Cl IA          Putnam VT Growth and Income Fund - Class IA Shares

Put VT Gro & Inc, Cl IB          Putnam VT Growth and Income Fund - Class IB Shares

Put VT Hi Yield, Cl IA           Putnam VT High Yield Fund - Class IA Shares

Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares

Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares

Put VT Voyager, Cl IB            Putnam VT Voyager Fund - Class IB Shares
---------------------------------------------------------------------------------------------------------------

(1) OpCap U.S. Government Income Portfolio liquidated on April 29, 2005.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life. IDS Life is the parent company of American Centurion Life.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Centurion Life.

--------------------------------------------------------------------------------
13   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Centurion Life and may result in additional amounts being transferred into the variable annuity account by American Centurion Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Centurion Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Reclassifications

Certain items in the financial statements for the period ending Dec. 31, 2003 have been reclassified to conform to the 2004 presentation. Each subaccount of the Account may have multiple unit values to reflect the daily charge deducted for each combination of mortality and expense fee and optional riders selected. The change in the financial statement disclosure had no impact on the contract holders.

3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Centurion Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

American Centurion Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Centurion Life deducts a contract administrative charge of $30 per year. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. WITHDRAWAL CHARGES

American Centurion Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product's prospectus. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $61,946 in 2004 and $48,610 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life.

--------------------------------------------------------------------------------
14   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of American Centurion Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                                                                         Percentage range
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                                             0.510% to 0.440%

AXP(R) Variable Portfolio - Diversified Bond Fund                                                            0.610% to 0.535%

AXP(R) Variable Portfolio - Large Cap Equity Fund                                                            0.630% to 0.570%

AXP(R) Variable Portfolio - Managed Fund                                                                     0.630% to 0.550%

AXP(R) Variable Portfolio - New Dimensions Fund(R)                                                           0.630% to 0.570%

AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                         0.650% to 0.575%

AXP(R) Variable Portfolio - Threadneedle International Fund                                                  0.870% to 0.795%
-----------------------------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Large Cap Equity Fund

AXP(R) Variable Portfolio - Managed Fund

AXP(R) Variable Portfolio - New Dimensions Fund(R)

AXP(R) Variable Portfolio - Strategy Aggressive Fund

AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of American Centurion Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                                                                         Percentage range
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                                             0.030% to 0.020%

AXP(R) Variable Portfolio - Diversified Bond Fund                                                            0.050% to 0.025%

AXP(R) Variable Portfolio - Large Cap Equity Fund                                                            0.050% to 0.030%

AXP(R) Variable Portfolio - Managed Fund                                                                     0.040% to 0.020%

AXP(R) Variable Portfolio - New Dimensions Fund(R)                                                           0.050% to 0.030%

AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                         0.060% to 0.035%

AXP(R) Variable Portfolio - Threadneedle International Fund                                                  0.060% to 0.035%
-----------------------------------------------------------------------------------------------------------------------------------

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of American Centurion Life.

--------------------------------------------------------------------------------
15   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

Subaccount                       Fund                                                                               Purchases
-----------------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                 AXP(R) Variable Portfolio - Cash Management Fund                                    $896,083

AXP VP Div Bond                  AXP(R) Variable Portfolio - Diversified Bond Fund                                    565,391

AXP VP Lg Cap Eq                 AXP(R) Variable Portfolio - Large Cap Equity Fund                                     79,861

AXP VP Managed                   AXP(R) Variable Portfolio - Managed Fund                                             116,003

AXP VP New Dim                   AXP(R) Variable Portfolio - New Dimensions Fund(R)                                     5,668

AXP VP Strategy Aggr             AXP(R) Variable Portfolio - Strategy Aggressive Fund                                   4,739

AXP VP THDL Intl                 AXP(R) Variable Portfolio - Threadneedle International Fund                            5,738

AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                                             8,106

AIM VI Intl Gro, Ser I           AIM V.I. International Growth Fund, Series I Shares                                    6,261

AIM VI Premier Eq, Ser I         AIM V.I. Premier Equity Fund, Series I Shares                                          4,368

AC VP Inc & Gro, Cl I            American Century(R) VP Income & Growth, Class I                                        6,110

AC VP Val, Cl I                  American Century(R) VP Value, Class I                                                  5,025

Janus Aspen Bal, Inst            Janus Aspen Series Balanced Portfolio: Institutional Shares                          101,568

Janus Aspen World Gro, Inst      Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                    8,653

OpCap Eq                         OpCap Equity Portfolio                                                                 2,240

OpCap Managed                    OpCap Managed Portfolio                                                               21,222

OpCap Sm Cap                     OpCap Small Cap Portfolio                                                              2,047

OpCap U.S. Govt Inc              OpCap U.S. Government Income Portfolio                                               154,556

Oppen Cap Appr VA                Oppenheimer Capital Appreciation Fund/VA                                              27,076

Oppen Hi Inc VA                  Oppenheimer High Income Fund/VA                                                       29,780

Put VT Div Inc, Cl IA            Putnam VT Diversified Income Fund - Class IA Shares                                   46,984

Put VT Div Inc, Cl IB            Putnam VT Diversified Income Fund - Class IB Shares                                   66,827

Put VT Gro & Inc, Cl IA          Putnam VT Growth and Income Fund - Class IA Shares                                    20,447

Put VT Gro & Inc, Cl IB          Putnam VT Growth and Income Fund - Class IB Shares                                    81,384

Put VT Hi Yield, Cl IA           Putnam VT High Yield Fund - Class IA Shares                                           32,106

Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares                                           30,237

Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares                                       722

Put VT Voyager, Cl IB            Putnam VT Voyager Fund - Class IB Shares                                               7,882
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2004:

                                                                 AXP VP       AXP VP       AXP VP       AXP VP       AXP VP
Price Level                                                     Cash Mgmt    Div Bond     Lg Cap Eq     Managed      New Dim
                                                           ----------------------------------------------------------------------
1.00%                                                             $0.99        $1.04         $--          $--         $1.29
1.10%                                                              0.99         1.05          --           --          1.29
1.15%                                                              1.00         1.00        1.03           --          1.01
1.25%                                                              0.99         1.04          --           --          1.29
1.30%                                                              0.99         1.04        1.03           --          1.29
1.35%                                                              0.98         1.04        1.03           --          1.28
1.40%                                                              1.06         1.19        1.02         1.14          1.06
1.50%                                                              1.00         1.00        1.03           --          1.01
1.55%                                                              0.98         1.04        1.03           --          1.28
1.65%                                                              0.98         1.03          --           --          1.28
1.70%                                                              1.00         1.00        1.03           --          1.01
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 AXP VP       AXP VP      AIM VI        AIM VI         AIM VI
                                                                Strategy       THDL      Core Eq,      Intl Gro,    Premier Eq,
Price Level                                                       Aggr         Intl       Ser I         Ser I         Ser I
                                                           ----------------------------------------------------------------------
1.00%                                                             $--           $--         $--           $--           $--
1.10%                                                              --            --          --            --            --
1.15%                                                              --          1.06          --            --            --
1.25%                                                              --            --          --            --            --
1.30%                                                              --          1.06          --            --            --
1.35%                                                              --          1.06          --            --            --
1.40%                                                            0.76          0.98        1.07          1.12          0.95
1.50%                                                              --          1.06          --            --            --
1.55%                                                              --          1.06          --            --            --
1.65%                                                              --            --          --            --            --
1.70%                                                              --          1.06          --            --            --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AC VP                     Janus        Janus
                                                               Inc & Gro,      AC VP        Aspen    Aspen World
Price Level                                                       Cl I       Val, Cl I    Bal, Inst    Gro, Inst    OpCap Eq
                                                           ----------------------------------------------------------------------
1.00%                                                              $--          $--          $--         $--          $--
1.10%                                                               --           --           --          --           --
1.15%                                                               --           --           --          --           --
1.25%                                                               --           --           --          --           --
1.30%                                                               --           --           --          --           --
1.35%                                                               --           --           --          --           --
1.40%                                                             1.15         1.56         1.45        1.07         1.12
1.50%                                                               --           --           --          --           --
1.55%                                                               --           --           --          --           --
1.65%                                                               --           --           --          --           --
1.70%                                                               --           --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

                                                                  OpCap        OpCap     OpCap U.S.    Oppen Cap    Oppen Hi
Price Level                                                      Managed      Sm Cap      Govt Inc      Appr VA      Inc VA
                                                           ----------------------------------------------------------------------
1.00%                                                              $--          $--         $--           $--           $--
1.10%                                                               --           --          --            --            --
1.15%                                                               --           --          --            --            --
1.25%                                                               --           --          --            --            --
1.30%                                                               --           --          --            --            --
1.35%                                                               --           --          --            --            --
1.40%                                                             1.23         1.90        1.29          1.32          1.30
1.50%                                                               --           --          --            --            --
1.55%                                                               --           --          --            --            --
1.65%                                                               --           --          --            --            --
1.70%                                                               --           --          --            --            --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Put VT       Put VT       Put VT       Put VT       Put VT
                                                                Div Inc,     Div Inc,    Gro & Inc,   Gro & Inc,    Hi Yield,
Price Level                                                       Cl IA        Cl IB        Cl IA        Cl IB        Cl IA
                                                           ----------------------------------------------------------------------
1.00%                                                              $--         $--           $--         $1.48         $--
1.10%                                                               --          --            --          1.47          --
1.15%                                                               --          --            --            --          --
1.25%                                                               --          --            --          1.47          --
1.30%                                                               --          --            --          1.47          --
1.35%                                                               --          --            --          1.47          --
1.40%                                                             1.34        1.37          1.33          1.15        1.23
1.50%                                                               --          --            --            --          --
1.55%                                                               --          --            --          1.46          --
1.65%                                                               --          --            --          1.46          --
1.70%                                                               --          --            --            --          --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           Put VT       Put VT       Put VT
                                                                                          Hi Yield,    New Opp,     Voyager,
Price Level                                                                                 Cl IB        Cl IA        Cl IB
                                                                                     --------------------------------------------
1.00%                                                                                        $--          $--          $--
1.10%                                                                                         --           --           --
1.15%                                                                                         --           --           --
1.25%                                                                                         --           --           --
1.30%                                                                                         --           --           --
1.35%                                                                                         --           --           --
1.40%                                                                                       1.33         1.07         1.06
1.50%                                                                                         --           --           --
1.55%                                                                                         --           --           --
1.65%                                                                                         --           --           --
1.70%                                                                                         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
18   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

The following is a summary of units outstanding at Dec. 31, 2004:

                                                                 AXP VP      AXP VP        AXP VP       AXP VP         AXP VP
Price Level                                                     Cash Mgmt   Div Bond      Lg Cap Eq     Managed        New Dim
                                                           ----------------------------------------------------------------------
1.00%                                                             1,422       65,500            --            --            --
1.10%                                                            54,083      222,721            --            --            --
1.15%                                                                --           --         9,166            --            --
1.25%                                                                --       66,598            --            --            --
1.30%                                                             5,159        1,293         4,903            --            --
1.35%                                                           173,580      331,816        36,683            --            --
1.40%                                                            44,659      663,881       496,838     1,723,941       138,552
1.50%                                                                --           --        18,202            --            --
1.55%                                                             1,503        5,377            --            --            --
1.65%                                                            96,550       27,778            --            --         1,965
1.70%                                                               630           --         2,117            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                           377,586    1,384,964       567,909     1,723,941       140,517
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AXP VP        AXP VP       AIM VI       AIM VI       AIM VI
                                                               Strategy        THDL       Core Eq,     Intl Gro,  Premier Eq,
Price Level                                                      Aggr          Intl         Ser I        Ser I        Ser I
                                                           ----------------------------------------------------------------------
1.00%                                                               --            --            --           --          --
1.10%                                                               --            --            --           --          --
1.15%                                                               --            --            --           --          --
1.25%                                                               --            --            --           --          --
1.30%                                                               --            --            --           --          --
1.35%                                                               --            --            --           --          --
1.40%                                                          409,441       182,249       626,548      206,523     555,986
1.50%                                                               --            --            --           --          --
1.55%                                                               --            --            --           --          --
1.65%                                                               --            --            --           --          --
1.70%                                                               --            --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                          409,441       182,249       626,548      206,523     555,986
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AC VP                    Janus        Janus
                                                               Inc & Gro,     AC VP         Aspen    Aspen World
Price Level                                                       Cl I       Val, Cl I    Bal, Inst    Gro, Inst    OpCap Eq
                                                           ----------------------------------------------------------------------
1.00%                                                                 --           --            --          --            --
1.10%                                                                 --           --            --          --            --
1.15%                                                                 --           --            --          --            --
1.25%                                                                 --           --            --          --            --
1.30%                                                                 --           --            --          --            --
1.35%                                                                 --           --            --          --            --
1.40%                                                            256,130      144,376     2,463,791     557,604       117,581
1.50%                                                                 --           --            --          --            --
1.55%                                                                 --           --            --          --            --
1.65%                                                                 --           --            --          --            --
1.70%                                                                 --           --            --          --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                            256,130      144,376     2,463,791     557,604       117,581
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
19   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

                                                                  OpCap          OpCap   OpCap U.S.    Oppen Cap    Oppen Hi
Price Level                                                      Managed        Sm Cap    Govt Inc      Appr VA      Inc VA
                                                           ----------------------------------------------------------------------
1.00%                                                                 --            --          --           --           --
1.10%                                                                 --            --          --           --           --
1.15%                                                                 --            --          --           --           --
1.25%                                                                 --            --          --           --           --
1.30%                                                                 --            --          --           --           --
1.35%                                                                 --            --          --           --           --
1.40%                                                            736,312       120,515     671,754      585,865      266,402
1.50%                                                                 --            --          --           --           --
1.55%                                                                 --            --          --           --           --
1.65%                                                                 --            --          --           --           --
1.70%                                                                 --            --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                            736,312       120,515     671,754      585,865      266,402
 -----------------------------------------------------------------------------------------------------------------------------------

                                                                 Put VT       Put VT       Put VT       Put VT       Put VT
                                                                Div Inc,     Div Inc,    Gro & Inc,   Gro & Inc,    Hi Yield,
Price Level                                                       Cl IA        Cl IB        Cl IA        Cl IB        Cl IA
                                                           ----------------------------------------------------------------------
1.00%                                                                --            --           --       11,067           --
1.10%                                                                --            --           --       21,118           --
1.15%                                                                --            --           --           --           --
1.25%                                                                --            --           --       21,769           --
1.30%                                                                --            --           --           --           --
1.35%                                                                --            --           --       16,950           --
1.40%                                                           239,782       412,027      557,896    1,260,237      304,092
1.50%                                                                --            --           --           --           --
1.55%                                                                --            --           --          729           --
1.65%                                                                --            --           --           --           --
1.70%                                                                --            --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                           239,782       412,027      557,896    1,331,870      304,092
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           Put VT        Put VT      Put VT
                                                                                          Hi Yield,     New Opp,    Voyager,
Price Level                                                                                 Cl IB         Cl IA       Cl IB
                                                                                    ---------------------------------------------
1.00%                                                                                           --            --          --
1.10%                                                                                           --            --          --
1.15%                                                                                           --            --          --
1.25%                                                                                           --            --          --
1.30%                                                                                           --            --          --
1.35%                                                                                           --            --          --
1.40%                                                                                      207,077       205,758     882,665
1.50%                                                                                           --            --          --
1.55%                                                                                           --            --          --
1.65%                                                                                           --            --          --
1.70%                                                                                           --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                      207,077       205,758     882,665
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2004:

                                                                AXP VP      AXP VP         AXP VP       AXP VP        AXP VP
Price Level                                                    Cash Mgmt   Div Bond       Lg Cap Eq    Managed       New Dim
                                                           ----------------------------------------------------------------------
1.00%                                                          $  2,406   $   69,374      $     --    $       --     $     65
1.10%                                                            54,513      233,020            --            --           65
1.15%                                                             1,000        1,003         9,516            --           76
1.25%                                                             1,994       70,204            --            --           64
1.30%                                                             5,581        2,389         5,124            --           64
1.35%                                                           170,972      344,267        37,835            --           64
1.40%                                                            47,254      788,788       504,547     1,958,281      147,179
1.50%                                                             1,000        1,002        18,810            --           76
1.55%                                                             1,472        5,563            78            --           64
1.65%                                                            95,594       29,680            --            --        2,534
1.70%                                                             1,630        1,002         2,256            --           76
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                          $383,416   $1,546,292      $578,166    $1,958,281     $150,327
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 AXP VP       AXP VP       AIM VI        AIM VI        AIM VI
                                                                Strategy       THDL       Core Eq,      Intl Gro,    Premier Eq,
Price Level                                                       Aggr         Intl        Ser I          Ser I        Ser I
                                                           ----------------------------------------------------------------------
1.00%                                                           $     --     $     --     $     --      $     --      $     --
1.10%                                                                 --           --           --            --            --
1.15%                                                                 --           53           --            --            --
1.25%                                                                 --           --           --            --            --
1.30%                                                                 --           53           --            --            --
1.35%                                                                 --           53           --            --            --
1.40%                                                            312,786      178,502      670,829       232,001       529,073
1.50%                                                                 --           53           --            --            --
1.55%                                                                 --           53           --            --            --
1.65%                                                                 --           --           --            --            --
1.70%                                                                 --           53           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                           $312,786     $178,820     $670,829      $232,001      $529,073
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AC VP                      Janus          Janus
                                                               Inc & Gro,      AC VP         Aspen       Aspen World
Price Level                                                       Cl I       Val, Cl I     Bal, Inst      Gro, Inst     OpCap Eq
                                                           ----------------------------------------------------------------------
1.00%                                                           $     --      $     --     $       --      $     --      $     --
1.10%                                                                 --            --             --            --            --
1.15%                                                                 --            --             --            --            --
1.25%                                                                 --            --             --            --            --
1.30%                                                                 --            --             --            --            --
1.35%                                                                 --            --             --            --            --
1.40%                                                            295,236       224,878      3,574,991       599,984       131,805
1.50%                                                                 --            --             --            --            --
1.55%                                                                 --            --             --            --            --
1.65%                                                                 --            --             --            --            --
1.70%                                                                 --            --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                           $295,236      $224,878     $3,574,991      $599,984      $131,805
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
21   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

                                                                 OpCap          OpCap       OpCap U.S.    Oppen Cap      Oppen Hi
Price Level                                                     Managed        Sm Cap        Govt Inc      Appr VA        Inc VA
                                                           ----------------------------------------------------------------------
1.00%                                                           $     --      $     --       $     --      $     --      $     --
1.10%                                                                 --            --             --            --            --
1.15%                                                                 --            --             --            --            --
1.25%                                                                 --            --             --            --            --
1.30%                                                                 --            --             --            --            --
1.35%                                                                 --            --             --            --            --
1.40%                                                            906,128       228,690        869,162       775,934       345,064
1.50%                                                                 --            --             --            --            --
1.55%                                                                 --            --             --            --            --
1.65%                                                                 --            --             --            --            --
1.70%                                                                 --            --             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                           $906,128      $228,690       $869,162      $775,934      $345,064
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Put VT         Put VT        Put VT      Put VT         Put VT
                                                                Div Inc,      Div Inc,      Gro & Inc,  Gro & Inc,      Hi Yield,
Price Level                                                      Cl IA          Cl IB         Cl IA        Cl IB          Cl IA
                                                           ----------------------------------------------------------------------
1.00%                                                           $     --      $     --       $     --   $   16,332      $     --
1.10%                                                                 --            --             --       31,110            --
1.15%                                                                 --            --             --           --            --
1.25%                                                                 --            --             --       31,980            --
1.30%                                                                 --            --             --          103            --
1.35%                                                                 --            --             --       24,855            --
1.40%                                                            321,745       566,353        740,243    1,443,511       372,668
1.50%                                                                 --            --             --           --            --
1.55%                                                                 --            --             --        1,168            --
1.65%                                                                 --            --             --          103            --
1.70%                                                                 --            --             --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                           $321,745      $566,353       $740,243   $1,549,162      $372,668
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                            Put VT        Put VT        Put VT
                                                                                           Hi Yield,     New Opp,      Voyager,
Price Level                                                                                  Cl IB        Cl IA          Cl IB
                                                                                        -----------------------------------------
1.00%                                                                                      $     --      $     --      $     --
1.10%                                                                                            --            --            --
1.15%                                                                                            --            --            --
1.25%                                                                                            --            --            --
1.30%                                                                                            --            --            --
1.35%                                                                                            --            --            --
1.40%                                                                                       275,280       219,309       933,481
1.50%                                                                                            --            --            --
1.55%                                                                                            --            --            --
1.65%                                                                                            --            --            --
1.70%                                                                                            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                      $275,280      $219,309      $933,481
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the four year period ended Dec. 31, 2004 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                        At Dec. 31                                      For the year ended Dec. 31
                      ----------------------------------------------  -------------------------------------------------------------
                                      Accumulation                      Investment    Expense ratio          Total return
                            Units      unit value        Net assets       income        lowest to              lowest to
                           (000s)   lowest to highest      (000s)        ratio(1)       highest(2)             highest(3)
                      -------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt

2004                        378       $0.99 to $1.00        $383           0.99%      1.00% to 1.70%      (0.28%)    to  (0.04%)(5)
2003                         53       $0.99 to $0.99         $60           0.50%      1.00% to 1.65%      (1.00%)(4) to  (1.00%)(4)
2002                         47       $1.07 to $1.07         $51           1.16%      1.40% to 1.40%      (0.93%)    to  (0.93%)
2001                         50       $1.08 to $1.08         $54           3.41%      1.40% to 1.40%       2.86%     to   2.86%
-----------------------------------------------------------------------------------------------------------------------------------

AXP VP Div Bond

2004                      1,385       $1.04 to $1.00      $1,546           3.84%      1.00% to 1.70%       3.45%     to   0.40%(5)
2003                      1,012       $1.01 to $1.00      $1,126           3.59%      1.00% to 1.65%       1.00%(4)  to   0.00%(4)
2002                        794       $1.12 to $1.12        $889           5.05%      1.40% to 1.40%       3.70%     to   3.70%
2001                        943       $1.08 to $1.08      $1,014           6.45%      1.40% to 1.40%       6.93%     to   6.93%
-----------------------------------------------------------------------------------------------------------------------------------

AXP VP Lg Cap Eq

2004                        568       $1.03 to $1.03        $578           0.89%      1.15% to 1.70%       3.13%(5)  to   3.06%(5)
2003                        584       $0.97 to $0.97        $568           0.63%      1.40% to 1.40%      27.63%     to  27.63%
2002                        650       $0.76 to $0.76        $496           0.51%      1.40% to 1.40%     (23.23%)    to (23.23%)
2001                        963       $0.99 to $0.99        $956           0.30%      1.40% to 1.40%     (19.51%)    to (19.51%)
-----------------------------------------------------------------------------------------------------------------------------------

AXP VP Managed

2004                      1,724       $1.14 to $1.14      $1,958           2.26%      1.40% to 1.40%       8.07%     to   8.07%
2003                      2,090       $1.05 to $1.05      $2,196           2.26%      1.40% to 1.40%      17.98%     to  17.98%
2002                      2,318       $0.89 to $0.89      $2,055           2.64%      1.40% to 1.40%     (13.59%)    to (13.59%)
2001                      2,216       $1.03 to $1.03      $2,287           2.49%      1.40% to 1.40%     (11.97%)    to (11.97%)
-----------------------------------------------------------------------------------------------------------------------------------

AXP VP New Dim

2004                        141       $1.29 to $1.01        $150           1.02%      1.00% to 1.70%       2.25%     to   1.43%(5)
2003                        152       $1.26 to $1.26        $159           0.67%      1.00% to 1.65%      26.00%(4)  to  26.00%(4)
2002                        155       $0.85 to $0.85        $132           0.51%      1.40% to 1.40%     (22.73%)    to (22.73%)
2001                        151       $1.10 to $1.10        $167           0.23%      1.40% to 1.40%     (17.91%)    to (17.91%)
-----------------------------------------------------------------------------------------------------------------------------------

AXP VP Strategy Aggr

2004                        409       $0.76 to $0.76        $313             --       1.40% to 1.40%       7.88%     to   7.88%
2003                        476       $0.71 to $0.71        $337             --       1.40% to 1.40%      26.79%     to  26.79%
2002                        511       $0.56 to $0.56        $285             --       1.40% to 1.40%     (32.53%)    to (32.53%)
2001                        626       $0.83 to $0.83        $520           0.22%      1.40% to 1.40%     (34.13%)    to (34.13%)
-----------------------------------------------------------------------------------------------------------------------------------

AXP VP THDL Intl

2004                        182       $1.06 to $1.06        $179           1.09%      1.15% to 1.70%       6.05%(5)  to   5.98%(5)
2003                        222       $0.85 to $0.85        $188           0.93%      1.40% to 1.40%      26.87%     to  26.87%
2002                        231       $0.67 to $0.67        $155           1.00%      1.40% to 1.40%     (19.28%)    to (19.28%)
2001                        257       $0.83 to $0.83        $214           1.24%      1.40% to 1.40%     (29.66%)    to (29.66%)
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI Core Eq, Ser I

2004                        627       $1.07 to $1.07        $671           0.89%      1.40% to 1.40%       7.45%     to   7.45%
2003                        775       $1.00 to $1.00        $772           1.01%      1.40% to 1.40%      23.46%     to  23.46%
2002                        866       $0.81 to $0.81        $703           0.31%      1.40% to 1.40%     (17.35%)    to (17.35%)
2001                        932       $0.98 to $0.98        $909           0.05%      1.40% to 1.40%     (23.44%)    to (23.44%)
-----------------------------------------------------------------------------------------------------------------------------------

AIM VI Intl Gro, Ser I

2004                        207       $1.12 to $1.12        $232           0.62%      1.40% to 1.40%      22.28%     to  22.28%
2003                        258       $0.92 to $0.92        $237           0.57%      1.40% to 1.40%      27.78%     to  27.78%
2002                        270       $0.72 to $0.72        $195           0.50%      1.40% to 1.40%     (17.24%)    to (17.24%)
2001                        344       $0.87 to $0.87        $299           0.33%      1.40% to 1.40%     (24.35%)    to (24.35%)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
23   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

                                           At Dec. 31                                    For the year ended Dec. 31
                         ---------------------------------------------  -----------------------------------------------------------
                                         Accumulation                     Investment    Expense ratio          Total return
                               Units      unit value       Net assets       income        lowest to              lowest to
                              (000s)   lowest to highest     (000s)        ratio(1)       highest(2)             highest(3)
                         ----------------------------------------------------------------------------------------------------------

AIM VI Premier Eq, Ser I

2004                           556       $0.95 to $0.95       $529           0.44%      1.40% to 1.40%        4.30%  to   4.30%
2003                           671       $0.91 to $0.91       $612           0.30%      1.40% to 1.40%       22.97%  to  22.97%
2002                           703       $0.74 to $0.74       $520           0.29%      1.40% to 1.40%      (31.48%) to (31.48%)
2001                           889       $1.08 to $1.08       $957           0.13%      1.40% to 1.40%      (13.60%) to (13.60%)
-----------------------------------------------------------------------------------------------------------------------------------

AC VP Inc & Gro, Cl I

2004                           256       $1.15 to $1.15       $295           1.49%      1.40% to 1.40%       11.42%  to  11.42%
2003                           318       $1.03 to $1.03       $329           1.45%      1.40% to 1.40%       27.16%  to  27.16%
2002                           389       $0.81 to $0.81       $315           1.10%      1.40% to 1.40%      (20.59%) to (20.59%)
2001                           403       $1.02 to $1.02       $411           0.78%      1.40% to 1.40%       (9.73%) to  (9.73%)
-----------------------------------------------------------------------------------------------------------------------------------

AC VP Val, Cl I

2004                           144       $1.56 to $1.56       $225           1.04%      1.40% to 1.40%       12.74%  to  12.74%
2003                           168       $1.38 to $1.38       $232           1.13%      1.40% to 1.40%       26.61%  to  26.61%
2002                           184       $1.09 to $1.09       $200           0.89%      1.40% to 1.40%      (13.49%) to (13.49%)
2001                           192       $1.26 to $1.26       $242           1.14%      1.40% to 1.40%       11.50%  to  11.50%
-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Bal, Inst

2004                         2,464       $1.45 to $1.45     $3,575           2.16%      1.40% to 1.40%        7.02%  to   7.02%
2003                         2,892       $1.36 to $1.36     $3,922           2.19%      1.40% to 1.40%       12.40%  to  12.40%
2002                         3,214       $1.21 to $1.21     $3,875           2.38%      1.40% to 1.40%       (7.63%) to  (7.63%)
2001                         3,536       $1.31 to $1.31     $4,620           2.70%      1.40% to 1.40%       (5.76%) to  (5.76%)
-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen World Gro, Inst

2004                           558       $1.07 to $1.07       $600           1.00%      1.40% to 1.40%        3.32%  to   3.32%
2003                           636       $1.04 to $1.04       $662           1.11%      1.40% to 1.40%       22.35%  to  22.35%
2002                           677       $0.85 to $0.85       $576           0.87%      1.40% to 1.40%      (26.72%) to (26.72%)
2001                           746       $1.16 to $1.16       $864           0.50%      1.40% to 1.40%      (23.18%) to (23.18%)
-----------------------------------------------------------------------------------------------------------------------------------

OpCap Eq

2004                           118       $1.12 to $1.12       $132           1.02%      1.40% to 1.40%       10.37%  to  10.37%
2003                           143       $1.02 to $1.02       $146           1.32%      1.40% to 1.40%       27.50%  to  27.50%
2002                           149       $0.80 to $0.80       $120           0.90%      1.40% to 1.40%      (22.33%) to (22.33%)
2001                           162       $1.03 to $1.03       $168           0.69%      1.40% to 1.40%       (8.85%) to  (8.85%)
-----------------------------------------------------------------------------------------------------------------------------------

OpCap Managed

2004                           736       $1.23 to $1.23       $906           1.56%      1.40% to 1.40%        9.23%  to   9.23%
2003                           941       $1.13 to $1.13     $1,060           1.79%      1.40% to 1.40%       20.21%  to  20.21%
2002                           989       $0.94 to $0.94       $928           2.07%      1.40% to 1.40%      (18.26%) to (18.26%)
2001                         1,278       $1.15 to $1.15     $1,464           2.39%      1.40% to 1.40%       (5.74%) to  (5.74%)
-----------------------------------------------------------------------------------------------------------------------------------

OpCap Sm Cap

2004                           121       $1.90 to $1.90       $229           0.05%      1.40% to 1.40%       16.24%  to  16.24%
2003                           154       $1.63 to $1.63       $252           0.05%      1.40% to 1.40%       40.52%  to  40.52%
2002                           148       $1.16 to $1.16       $171           0.08%      1.40% to 1.40%      (22.67%) to (22.67%)
2001                           177       $1.50 to $1.50       $266           0.78%      1.40% to 1.40%        6.38%  to   6.38%
-----------------------------------------------------------------------------------------------------------------------------------

OpCap U.S. Govt Inc

2004                           672       $1.29 to $1.29       $869           3.00%      1.40% to 1.40%       (0.07%) to  (0.07%)
2003                           750       $1.29 to $1.29       $971           2.92%      1.40% to 1.40%       (0.77%) to  (0.77%)
2002                           812       $1.30 to $1.30     $1,052           4.69%      1.40% to 1.40%        8.33%  to   8.33%
2001                           974       $1.20 to $1.20     $1,168           4.36%      1.40% to 1.40%        5.26%  to   5.26%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
24   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

                                           At Dec. 31                                   For the year ended Dec. 31
                         ---------------------------------------------  -----------------------------------------------------------
                                         Accumulation                     Investment    Expense ratio          Total return
                               Units      unit value       Net assets       income        lowest to              lowest to
                              (000s)   lowest to highest     (000s)        ratio(1)       highest(2)             highest(3)
                         ----------------------------------------------------------------------------------------------------------

Oppen Cap Appr VA

2004                           586      $1.32 to $1.32        $776           0.32%      1.40% to 1.40%       5.45%    to   5.45%
2003                           633      $1.26 to $1.26        $795           0.40%      1.40% to 1.40%      29.90%    to  29.90%
2002                           657      $0.97 to $0.97        $639           0.63%      1.40% to 1.40%     (28.15%)   to (28.15%)
2001                           742      $1.35 to $1.35      $1,001           0.58%      1.40% to 1.40%     (13.46%)   to (13.46%)
------------------------------------------------------------------------------------------------------------------------------------

Oppen Hi Inc VA

2004                           266      $1.30 to $1.30        $345           6.20%      1.40% to 1.40%       7.45%    to   7.45%
2003                           280      $1.21 to $1.21        $337           7.37%      1.40% to 1.40%      22.22%    to  22.22%
2002                           318      $0.99 to $0.99        $314          11.47%      1.40% to 1.40%      (2.94%)   to  (2.94%)
2001                           408      $1.02 to $1.02        $418           9.84%      1.40% to 1.40%       0.00%    to   0.00%
------------------------------------------------------------------------------------------------------------------------------------

Put VT Div Inc, Cl IA

2004                           240      $1.34 to $1.34        $322           9.48%      1.40% to 1.40%       8.06%    to   8.06%
2003                           290      $1.24 to $1.24        $360           9.51%      1.40% to 1.40%      18.10%    to  18.10%
2002                           372      $1.05 to $1.05        $389           9.50%      1.40% to 1.40%       5.00%    to   5.00%
2001                           472      $1.00 to $1.00        $472           7.72%      1.40% to 1.40%       2.04%    to   2.04%
------------------------------------------------------------------------------------------------------------------------------------

Put VT Div Inc, Cl IB

2004                           412      $1.37 to $1.37        $566           9.36%      1.40% to 1.40%       7.69%    to   7.69%
2003                           451      $1.28 to $1.28        $576           9.24%      1.40% to 1.40%      18.52%    to  18.52%
2002                           546      $1.08 to $1.08        $588           9.20%      1.40% to 1.40%       4.85%    to   4.85%
2001                           676      $1.03 to $1.03        $698           6.95%      1.40% to 1.40%       1.98%    to   1.98%
------------------------------------------------------------------------------------------------------------------------------------

Put VT Gro & Inc, Cl IA

2004                           558      $1.33 to $1.33        $740           1.86%      1.40% to 1.40%       9.82%    to   9.82%
2003                           731      $1.21 to $1.21        $883           2.14%      1.40% to 1.40%      26.04%    to  26.04%
2002                           878      $0.96 to $0.96        $843           1.88%      1.40% to 1.40%     (20.00%)   to (20.00%)
2001                         1,284      $1.20 to $1.20      $1,539           1.73%      1.40% to 1.40%      (7.69%)   to  (7.69%)
------------------------------------------------------------------------------------------------------------------------------------

Put VT Gro & Inc, Cl IB

2004                         1,332      $1.48 to $1.46      $1,549           1.58%      1.00% to 1.65%      10.01%    to   9.29%
2003                         1,521      $1.34 to $1.33      $1,603           1.80%      1.00% to 1.65%      34.00%(4) to  33.00%(4)
2002                         1,621      $0.83 to $0.83      $1,350           1.60%      1.40% to 1.40%     (20.19%)   to (20.19%)
2001                         1,769      $1.04 to $1.04      $1,844           1.58%      1.40% to 1.40%      (7.96%)   to  (7.96%)
------------------------------------------------------------------------------------------------------------------------------------

Put VT Hi Yield, Cl IA

2004                           304      $1.23 to $1.23        $373           8.43%      1.40% to 1.40%       9.45%    to   9.45%
2003                           390      $1.12 to $1.12        $437          10.99%      1.40% to 1.40%      24.44%    to  24.44%
2002                           473      $0.90 to $0.90        $423          14.03%      1.40% to 1.40%      (1.10%)   to  (1.10%)
2001                           674      $0.91 to $0.91        $615          14.07%      1.40% to 1.40%       2.25%    to   2.25%
------------------------------------------------------------------------------------------------------------------------------------

Put VT Hi Yield, Cl IB

2004                           207      $1.33 to $1.33        $275           8.35%      1.40% to 1.40%       9.01%    to   9.01%
2003                           221      $1.22 to $1.22        $270          10.82%      1.40% to 1.40%      24.49%    to  24.49%
2002                           263      $0.98 to $0.98        $257          13.18%      1.40% to 1.40%      (2.00%)   to  (2.00%)
2001                           324      $1.00 to $1.00        $323          13.47%      1.40% to 1.40%       2.04%    to   2.04%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
25   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

                                          At Dec. 31                                    For the year ended Dec. 31
                        ---------------------------------------------  -----------------------------------------------------------
                                         Accumulation                     Investment    Expense ratio          Total return
                              Units       unit value       Net assets       income        lowest to              lowest to
                             (000s)    lowest to highest     (000s)        ratio(1)       highest(2)             highest(3)
                        ----------------------------------------------------------------------------------------------------------

Put VT New Opp, Cl IA

2004                           206      $1.07 to $1.07        $219             --       1.40% to 1.40%        9.03%  to   9.03%
2003                           261      $0.98 to $0.98        $255             --       1.40% to 1.40%       30.67%  to  30.67%
2002                           317      $0.75 to $0.75        $237             --       1.40% to 1.40%      (31.19%) to (31.19%)
2001                           513      $1.09 to $1.09        $557             --       1.40% to 1.40%      (30.57%) to (30.57%)
----------------------------------------------------------------------------------------------------------------------------------

Put VT Voyager, Cl IB

2004                           883      $1.06 to $1.06        $933           0.26%      1.40% to 1.40%        3.57%  to   3.57%
2003                           995      $1.02 to $1.02      $1,016           0.39%      1.40% to 1.40%       22.89%  to  22.89%
2002                         1,116      $0.83 to $0.83        $926           0.67%      1.40% to 1.40%      (27.19%) to (27.19%)
2001                         1,324      $1.14 to $1.14      $1,515             --       1.40% to 1.40%      (24.00%) to (24.00%)
----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
    inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4) Operations commenced on March 17, 2003.

(5) Operations commenced on Nov. 15, 2004.

--------------------------------------------------------------------------------
26   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                2004       2003       2002       2001
-----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund* (10/24/1997)
Accumulation unit value at beginning of period                                     $1.06      $1.07      $1.08      $1.05
Accumulation unit value at end of period                                           $1.06      $1.06      $1.07      $1.08
Number of accumulation units outstanding at end of period (000 omitted)               45         41         47         50

*The 7-day simple and compound yields for AXP(R) Variable Portfolio - Cash
 Management Fund at Dec. 31, 2004 were 0.11% and 0.11%, respectively
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Diversified Bond Fund (10/24/1997)
Accumulation unit value at beginning of period                                     $1.15      $1.12      $1.08      $1.01
Accumulation unit value at end of period                                           $1.19      $1.15      $1.12      $1.08
Number of accumulation units outstanding at end of period (000 omitted)              664        701        794        943
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Large Cap Equity Fund (10/24/1997)
(previously AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                     $0.97      $0.76      $0.99      $1.23
Accumulation unit value at end of period                                           $1.02      $0.97      $0.76      $0.99
Number of accumulation units outstanding at end of period (000 omitted)              497        584        650        963
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Managed Fund (10/24/1997)
Accumulation unit value at beginning of period                                     $1.05      $0.89      $1.03      $1.17
Accumulation unit value at end of period                                           $1.14      $1.05      $0.89      $1.03
Number of accumulation units outstanding at end of period (000 omitted)            1,724      2,090      2,318      2,216
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - New Dimensions Fund(R) (11/4/1998)
Accumulation unit value at beginning of period                                     $1.04      $0.85      $1.10      $1.34
Accumulation unit value at end of period                                           $1.06      $1.04      $0.85      $1.10
Number of accumulation units outstanding at end of period (000 omitted)              139        150        155        151
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Strategy Aggressive Fund (10/24/1997)
Accumulation unit value at beginning of period                                     $0.71      $0.56      $0.83      $1.26
Accumulation unit value at end of period                                           $0.76      $0.71      $0.56      $0.83
Number of accumulation units outstanding at end of period (000 omitted)              409        476        511        626
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Threadneedle International Fund (10/24/1997)
(previously AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                     $0.85      $0.67      $0.83      $1.18
Accumulation unit value at end of period                                           $0.98      $0.85      $0.67      $0.83
Number of accumulation units outstanding at end of period (000 omitted)              182        222        231        257
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Core Equity Fund, Series I Shares (11/4/1998)
Accumulation unit value at beginning of period                                     $1.00      $0.81      $0.98      $1.28
Accumulation unit value at end of period                                           $1.07      $1.00      $0.81      $0.98
Number of accumulation units outstanding at end of period (000 omitted)              627        775        866        932
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Fund, Series I Shares (11/4/1998)
Accumulation unit value at beginning of period                                     $0.92      $0.72      $0.87      $1.15
Accumulation unit value at end of period                                           $1.12      $0.92      $0.72      $0.87
Number of accumulation units outstanding at end of period (000 omitted)              207        258        270        344
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund, Series I Shares (11/4/1998)
Accumulation unit value at beginning of period                                     $0.91      $0.74      $1.08      $1.25
Accumulation unit value at end of period                                           $0.95      $0.91      $0.74      $1.08
Number of accumulation units outstanding at end of period (000 omitted)              556        671        703        889
-----------------------------------------------------------------------------------------------------------------------------

American Century(R) VP Income & Growth, Class I (11/4/1998)
Accumulation unit value at beginning of period                                     $1.03      $0.81      $1.02      $1.13
Accumulation unit value at end of period                                           $1.15      $1.03      $0.81      $1.02
Number of accumulation units outstanding at end of period (000 omitted)              256        318        389        403
-----------------------------------------------------------------------------------------------------------------------------

American Century(R) VP Value, Class I (11/4/1998)
Accumulation unit value at beginning of period                                     $1.38      $1.09      $1.26      $1.13
Accumulation unit value at end of period                                           $1.56      $1.38      $1.09      $1.26
Number of accumulation units outstanding at end of period (000 omitted)              144        168        184        192
-----------------------------------------------------------------------------------------------------------------------------

Year ended Dec. 31,                                                                2000       1999       1998       1997
-----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund* (10/24/1997)
Accumulation unit value at beginning of period                                     $1.01      $1.01      $1.00      $1.00
Accumulation unit value at end of period                                           $1.05      $1.01      $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)               59         --         13         --

*The 7-day simple and compound yields for AXP(R) Variable Portfolio - Cash
 Management Fund at Dec. 31, 2004 were 0.11% and 0.11%, respectively
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Diversified Bond Fund (10/24/1997)
Accumulation unit value at beginning of period                                     $0.97      $0.97      $0.97      $1.00
Accumulation unit value at end of period                                           $1.01      $0.97      $0.97      $0.97
Number of accumulation units outstanding at end of period (000 omitted)            1,016        898        566         --
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Large Cap Equity Fund (10/24/1997)
(previously AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                     $1.51      $1.24      $1.01      $1.00
Accumulation unit value at end of period                                           $1.23      $1.51      $1.24      $1.01
Number of accumulation units outstanding at end of period (000 omitted)              970        861        753         --
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Managed Fund (10/24/1997)
Accumulation unit value at beginning of period                                     $1.22      $1.07      $0.97      $1.00
Accumulation unit value at end of period                                           $1.17      $1.22      $1.07      $0.97
Number of accumulation units outstanding at end of period (000 omitted)            2,219      1,962      1,650         --
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - New Dimensions Fund(R) (11/4/1998)
Accumulation unit value at beginning of period                                     $1.50      $1.15      $1.00         --
Accumulation unit value at end of period                                           $1.34      $1.50      $1.15         --
Number of accumulation units outstanding at end of period (000 omitted)              119         88          4         --
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Strategy Aggressive Fund (10/24/1997)
Accumulation unit value at beginning of period                                     $1.57      $0.93      $0.92      $1.00
Accumulation unit value at end of period                                           $1.26      $1.57      $0.93      $0.92
Number of accumulation units outstanding at end of period (000 omitted)              438        427        269         --
-----------------------------------------------------------------------------------------------------------------------------

AXP(R) Variable Portfolio - Threadneedle International Fund (10/24/1997)
(previously AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                     $1.60      $1.11      $0.97      $1.00
Accumulation unit value at end of period                                           $1.18      $1.60      $1.11      $0.97
Number of accumulation units outstanding at end of period (000 omitted)              192        143         56         --
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Core Equity Fund, Series I Shares (11/4/1998)
Accumulation unit value at beginning of period                                     $1.52      $1.15      $1.00         --
Accumulation unit value at end of period                                           $1.28      $1.52      $1.15         --
Number of accumulation units outstanding at end of period (000 omitted)              724        381          6         --
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Fund, Series I Shares (11/4/1998)
Accumulation unit value at beginning of period                                     $1.59      $1.04      $1.00         --
Accumulation unit value at end of period                                           $1.15      $1.59      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)              266        230          4         --
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund, Series I Shares (11/4/1998)
Accumulation unit value at beginning of period                                     $1.48      $1.16      $1.00         --
Accumulation unit value at end of period                                           $1.25      $1.48      $1.16         --
Number of accumulation units outstanding at end of period (000 omitted)              761        482          8         --
-----------------------------------------------------------------------------------------------------------------------------

American Century(R) VP Income & Growth, Class I (11/4/1998)
Accumulation unit value at beginning of period                                     $1.28      $1.10      $1.00         --
Accumulation unit value at end of period                                           $1.13      $1.28      $1.10         --
Number of accumulation units outstanding at end of period (000 omitted)              278        180          8         --
-----------------------------------------------------------------------------------------------------------------------------

American Century(R) VP Value, Class I (11/4/1998)
Accumulation unit value at beginning of period                                     $0.97      $1.00      $1.00         --
Accumulation unit value at end of period                                           $1.13      $0.97      $1.00         --
Number of accumulation units outstanding at end of period (000 omitted)              199        116          3         --
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
27   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                     2004       2003       2002       2001
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio: Institutional Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.36      $1.21      $1.31      $1.39
Accumulation unit value at end of period                                                $1.45      $1.36      $1.21      $1.31
Number of accumulation units outstanding at end of period (000 omitted)                 2,464      2,892      3,214      3,536
-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.04      $0.85      $1.16      $1.51
Accumulation unit value at end of period                                                $1.07      $1.04      $0.85      $1.16
Number of accumulation units outstanding at end of period (000 omitted)                   558        636        677        746
-----------------------------------------------------------------------------------------------------------------------------------

OpCap Equity Portfolio (11/4/1998)
Accumulation unit value at beginning of period                                          $1.02      $0.80      $1.03      $1.13
Accumulation unit value at end of period                                                $1.12      $1.02      $0.80      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   118        143        149        162
-----------------------------------------------------------------------------------------------------------------------------------

OpCap Managed Portfolio (10/27/1997)
Accumulation unit value at beginning of period                                          $1.13      $0.94      $1.15      $1.22
Accumulation unit value at end of period                                                $1.23      $1.13      $0.94      $1.15
Number of accumulation units outstanding at end of period (000 omitted)                   736        941        989      1,278
-----------------------------------------------------------------------------------------------------------------------------------

OpCap Small Cap Portfolio (11/4/1998)
Accumulation unit value at beginning of period                                          $1.63      $1.16      $1.50      $1.41
Accumulation unit value at end of period                                                $1.90      $1.63      $1.16      $1.50
Number of accumulation units outstanding at end of period (000 omitted)                   121        154        148        177
-----------------------------------------------------------------------------------------------------------------------------------

OpCap U.S. Government Income Portfolio* (10/27/1997)
Accumulation unit value at beginning of period                                          $1.29      $1.30      $1.20      $1.14
Accumulation unit value at end of period                                                $1.29      $1.29      $1.30      $1.20
Number of accumulation units outstanding at end of period (000 omitted)                   672        750        812        974

*OpCap U.S. Government Income Portfolio liquidated on Feb. 28, 2005
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Fund/VA (11/4/1998)
Accumulation unit value at beginning of period                                          $1.26      $0.97      $1.35      $1.56
Accumulation unit value at end of period                                                $1.32      $1.26      $0.97      $1.35
Number of accumulation units outstanding at end of period (000 omitted)                   586        633        657        742
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA (11/4/1998)
Accumulation unit value at beginning of period                                          $1.21      $0.99      $1.02      $1.02
Accumulation unit value at end of period                                                $1.30      $1.21      $0.99      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   266        280        318        408
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund - Class IA Shares (10/27/1997)
Accumulation unit value at beginning of period                                          $1.24      $1.05      $1.00      $0.98
Accumulation unit value at end of period                                                $1.34      $1.24      $1.05      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   240        290        372        472
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund - Class IB Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.28      $1.08      $1.03      $1.01
Accumulation unit value at end of period                                                $1.37      $1.28      $1.08      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   412        451        546        676
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund - Class IA Shares (10/27/1997)
Accumulation unit value at beginning of period                                          $1.21      $0.96      $1.20      $1.30
Accumulation unit value at end of period                                                $1.33      $1.21      $0.96      $1.20
Number of accumulation units outstanding at end of period (000 omitted)                   558        731        878      1,284
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund - Class IB Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.05      $0.83      $1.04      $1.13
Accumulation unit value at end of period                                                $1.15      $1.05      $0.83      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                 1,260      1,479      1,621      1,769
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund - Class IA Shares (10/27/1997)
Accumulation unit value at beginning of period                                          $1.12      $0.90      $0.91      $0.89
Accumulation unit value at end of period                                                $1.23      $1.12      $0.90      $0.91
Number of accumulation units outstanding at end of period (000 omitted)                   304        390        473        674
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund - Class IB Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.22      $0.98      $1.00      $0.98
Accumulation unit value at end of period                                                $1.33      $1.22      $0.98      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   207        221        263        324
-----------------------------------------------------------------------------------------------------------------------------------

Year ended Dec. 31,                                                                     2000       1999       1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio: Institutional Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.44      $1.15      $1.00         --
Accumulation unit value at end of period                                                $1.39      $1.44      $1.15         --
Number of accumulation units outstanding at end of period (000 omitted)                 3,145      1,783         37         --
-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.82      $1.12      $1.00         --
Accumulation unit value at end of period                                                $1.51      $1.82      $1.12         --
Number of accumulation units outstanding at end of period (000 omitted)                   648        280         11         --
-----------------------------------------------------------------------------------------------------------------------------------

OpCap Equity Portfolio (11/4/1998)
Accumulation unit value at beginning of period                                          $1.04      $1.03      $1.00         --
Accumulation unit value at end of period                                                $1.13      $1.04      $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                   164        101          3         --
-----------------------------------------------------------------------------------------------------------------------------------

OpCap Managed Portfolio (10/27/1997)
Accumulation unit value at beginning of period                                          $1.13      $1.09      $1.03      $1.00
Accumulation unit value at end of period                                                $1.22      $1.13      $1.09      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                 1,378      1,293      1,274         --
-----------------------------------------------------------------------------------------------------------------------------------

OpCap Small Cap Portfolio (11/4/1998)
Accumulation unit value at beginning of period                                          $0.99      $1.02      $1.00         --
Accumulation unit value at end of period                                                $1.41      $0.99      $1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                   187        125          8         --
-----------------------------------------------------------------------------------------------------------------------------------

OpCap U.S. Government Income Portfolio* (10/27/1997)
Accumulation unit value at beginning of period                                          $1.05      $1.08      $1.01      $1.00
Accumulation unit value at end of period                                                $1.14      $1.05      $1.08      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   986      1,070      1,042         --

*OpCap U.S. Government Income Portfolio liquidated on Feb. 28, 2005
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Fund/VA (11/4/1998)
Accumulation unit value at beginning of period                                          $1.59      $1.14      $1.00         --
Accumulation unit value at end of period                                                $1.56      $1.59      $1.14         --
Number of accumulation units outstanding at end of period (000 omitted)                   507        329         12         --
-----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA (11/4/1998)
Accumulation unit value at beginning of period                                          $1.07      $1.04      $1.00         --
Accumulation unit value at end of period                                                $1.02      $1.07      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                   344        253          6         --
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund - Class IA Shares (10/27/1997)
Accumulation unit value at beginning of period                                          $0.99      $0.99      $1.01      $1.00
Accumulation unit value at end of period                                                $0.98      $0.99      $0.99      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   546        605        662         --
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund - Class IB Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.03      $1.02      $1.00         --
Accumulation unit value at end of period                                                $1.01      $1.03      $1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                   553        428         14         --
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund - Class IA Shares (10/27/1997)
Accumulation unit value at beginning of period                                          $1.21      $1.21      $1.07      $1.00
Accumulation unit value at end of period                                                $1.30      $1.21      $1.21      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                 1,528      1,585      1,538         --
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund - Class IB Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.06      $1.06      $1.00         --
Accumulation unit value at end of period                                                $1.13      $1.06      $1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                 1,720        866         17         --
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund - Class IA Shares (10/27/1997)
Accumulation unit value at beginning of period                                          $0.99      $0.94      $1.02      $1.00
Accumulation unit value at end of period                                                $0.89      $0.99      $0.94      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   770        859      1,150         --
-----------------------------------------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund - Class IB Shares (11/4/1998)
Accumulation unit value at beginning of period                                          $1.08      $1.04      $1.00         --
Accumulation unit value at end of period                                                $0.98      $1.08      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                   305        235         14         --
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
28   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                             2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IA Shares (10/27/1997)
Accumulation unit value at beginning of period                                  $0.98      $0.75      $1.09      $1.57
Accumulation unit value at end of period                                        $1.07      $0.98      $0.75      $1.09
Number of accumulation units outstanding at end of period (000 omitted)           206        261        317        513
--------------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund - Class IB Shares (11/4/1998)
Accumulation unit value at beginning of period                                  $1.02      $0.83      $1.14      $1.50
Accumulation unit value at end of period                                        $1.06      $1.02      $0.83      $1.14
Number of accumulation units outstanding at end of period (000 omitted)           883        995      1,116      1,324
--------------------------------------------------------------------------------------------------------------------------

Year ended Dec. 31,                                                             2000       1999       1998        1997
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IA Shares (10/27/1997)
Accumulation unit value at beginning of period                                  $2.16      $1.29      $1.05      $1.00
Accumulation unit value at end of period                                        $1.57      $2.16      $1.29      $1.05
Number of accumulation units outstanding at end of period (000 omitted)           516        471        411         --
--------------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund - Class IB Shares (11/4/1998)
Accumulation unit value at beginning of period                                  $1.82      $1.17      $1.00         --
Accumulation unit value at end of period                                        $1.50      $1.82      $1.17         --
Number of accumulation units outstanding at end of period (000 omitted)         1,073        538         14         --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
29   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- 2004 ANNUAL REPORT

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS

AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of American Centurion Life Assurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2004 American Centurion Life Assurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (Revised December
2003), "Consolidation of Variable Interest Entities."

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

--------------------------------------------------------------------------------
1

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31, (In thousands, except share data)                                                          2004          2003
ASSETS
Investments:
   Available-for-Sale: (Note 2)
      Fixed maturities, at fair value (amortized cost: 2004, $542,451; 2003, $490,584)               $558,381      $508,092
      Preferred stock, at fair value (cost: 2004, $1,000; 2003, $1,000)                                 1,041         1,031
   Mortgage loans on real estate, at cost (less reserves: 2004, $920; 2003, $920)                      71,283        62,619
---------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                            630,705       571,742

Cash and cash equivalents                                                                               5,808        22,554
Amounts recoverable from reinsurers                                                                     2,220         2,125
Amounts due from brokers                                                                                    8         2,145
Accrued investment income                                                                               6,729         5,959
Deferred policy acquisition costs (Note 3)                                                             18,342        17,774
Deferred sales inducement costs (Note 4)                                                                2,195         1,965
Other assets                                                                                              330           124
Separate account assets                                                                                55,034        29,900
---------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                                $721,371      $654,258
===========================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                                $565,676      $528,165
      Variable annuity guarantees (Note 4)                                                                 98            --
      Traditional life insurance                                                                        1,691         1,579
   Deferred income taxes, net                                                                             971         1,622
   Other liabilities                                                                                    1,975         2,047
   Separate account liabilities                                                                        55,034        29,900
---------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                            625,445       563,313

Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value; 100,000 shares authorized, issued and outstanding                      1,000         1,000
   Additional paid-in capital                                                                          56,600        56,600
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                   9,228        10,467
   Retained earnings                                                                                   29,098        22,878
---------------------------------------------------------------------------------------------------------------------------
         Total stockholder's equity                                                                    95,926        90,945
---------------------------------------------------------------------------------------------------------------------------
         Total liabilities and stockholder's equity                                                  $721,371      $654,258
===========================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
2

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

Years ended December 31, (In thousands)                                                 2004            2003          2002
REVENUES
Net investment income                                                                  $33,875        $29,915       $29,225
Contractholder charges                                                                     663            489           615
Mortality and expense risk and other fees                                                  673            339           404
Traditional life insurance premiums                                                          1              1             1
Net realized gain (loss) on investments                                                    274           (369)       (5,529)
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                35,486         30,375        24,716
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited on investment contracts                                               20,077         20,085        19,739
Amortization of deferred policy acquisition costs                                        3,215          2,420         2,734
Death and other benefits for investment contracts                                          439            (48)          (20)
Other operating expenses                                                                 2,221          2,300         1,686
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                25,952         24,757        24,139
---------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                                 9,534          5,618           577
Income tax provision                                                                     3,291          1,902           216
---------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                          6,243          3,716           361
Cumulative effect of accounting change, net of tax benefit (Note 1)                        (23)            --            --
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                             $ 6,220        $ 3,716       $   361
===========================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
3

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31, (In thousands)                                                   2004           2003          2002
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $   6,220      $   3,716     $     361
Adjustments to reconcile net income to net cash provided by operating activities:
   Change in amounts recoverable from reinsurers                                           (95)            63            80
   Change in accrued investment income                                                    (770)        (1,118)          (11)
   Change in deferred policy acquisition costs, net                                       (673)        (3,459)          286
   Change in liabilities for future policy benefits for traditional life
      and disability income insurance                                                      112            (66)          (55)
   Change in policy claims and other policyholder's funds                                   --            283         1,823
   Deferred income tax provision (benefit)                                                  29            875        (1,115)
   Change in other assets and liabilities, net                                             (86)          (883)       (3,624)
   Amortization of premium (accretion of discount), net                                  1,869            677          (684)
   Net realized (gain) loss on investments                                                (274)           369         5,529
   Cumulative effect of accounting change, net of tax benefit (Note 1)                      23             --            --
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                          6,355            457         2,590
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Sales                                                                                25,987         38,080        53,790
   Purchases                                                                          (132,250)      (213,462)     (146,462)
   Maturities, sinking fund payments and calls                                          52,801         91,078        59,959
Mortgage loans on real estate:
   Sales, maturities, sinking fund payments and calls                                    1,879          2,375         3,584
   Purchases                                                                           (10,543)       (16,605)      (13,325)
Change in amounts due to and from brokers, net                                           2,137        (17,557)        5,460
---------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                            (59,989)      (116,091)      (36,994)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts:
   Considerations received                                                              72,612        114,369        58,264
   Surrenders and other benefits                                                       (55,801)       (38,855)      (28,761)
   Interest credited to account values                                                  20,077         20,085        19,739
Capital contribution                                                                        --         20,000            --
---------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                         36,888        115,599        48,242
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                   (16,746)           (35)       14,838
Cash and cash equivalents at beginning of year                                          22,554         22,589         7,751
---------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $   5,808      $  22,554     $  22,589
===========================================================================================================================
Supplemental disclosures:
    Income taxes paid                                                                $   3,864      $     711     $   4,297
    Interest on borrowings                                                                  --              6             3

 See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
4

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY
                                                                                              Accumulated
                                                                                                 Other
                                                                                 Additional  Comprehensive                 Total
                                                                        Capital    Paid-in   Income (Loss),  Retained  Stockholder's
For the three years ended December 31, 2004 (In thousands)               Stock     Capital    Net of Tax     Earnings     Equity
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2001                                              $1,000   $36,600       $ 1,271      $18,801       $57,672
Comprehensive income:
Net income                                                                  --        --            --          361           361
Net unrealized holding gains on Available-for-Sale
    securities arising during the year, net of deferred policy
    acquisition costs of ($975) and income tax provision of ($4,177)        --        --         7,756           --         7,756
Reclassification adjustment for losses on Available-for-Sale securities
    included in net income, net of income tax benefit of $1,892             --        --         3,513           --         3,513
    Other comprehensive income                                              --        --        11,269           --        11,269
                                                                                                                          ----------
    Total comprehensive income                                              --        --            --           --        11,630
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                              $1,000   $36,600       $12,540      $19,162       $69,302
Comprehensive income:
Net income                                                                  --        --            --        3,716         3,716
Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
    of $245 and income tax benefit of $1,022                                --        --        (1,897)          --        (1,897)
Reclassification adjustment for gains on Available-for-Sale securities
    included in net income, net of income tax provision of ($95)            --        --          (176)          --          (176)
    Other comprehensive loss                                                --        --        (2,073)          --        (2,073)
                                                                                                                          ----------
    Total comprehensive income                                              --        --            --           --         1,643
Cash contribution from parent                                               --    20,000            --           --        20,000
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                              $1,000   $56,600       $10,467      $22,878       $90,945
Comprehensive income:
Net income                                                                  --        --            --        6,220         6,220
Net unrealized holding losses arising on Available-for-Sale securities during the year, net of income tax benefit of $571 and net of adjustments to deferred policy acquisition costs of ($137)
    and deferred sales inducement costs of ($201)                           --        --        (1,061)          --        (1,061)
Reclassification adjustment for gains on Available-for-Sale securities
    included in net income, net of income tax provision of ($96)            --        --          (178)          --          (178)
    Other comprehensive income                                              --        --        (1,239)          --        (1,239)
                                                                                                                          ----------
    Total comprehensive income                                              --        --            --           --         4,981
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                              $1,000   $56,600       $ 9,228      $29,098       $95,926
===================================================================================================================================

See accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
5

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company organized under the laws of the State of New York and licensed to transact insurance business in New York, Alabama and Delaware. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota corporation. IDS Life is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. American Centurion Life offers fixed and variable annuity contracts directly to American Express(R) Cardmembers and others in New York, as well as fixed and variable annuity contracts for sale through non-affiliated representatives and agents of third party distributors, in New York.

American Centurion Life's principal products are deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. American Centurion Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before the annuity payments begin). However, American Centurion Life has the option of paying a higher rate set at its discretion.

Under American Centurion Life's variable annuity products described above, the purchaser may choose among investment options that include American Centurion Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Financial Statements have been prepared in conformity with accounting principles generally accepted in the U.S. (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (American Centurion Life's primary regulator) as reconciled in Note 13. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenues

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Contractholder charges

Contractholder charges include administrative charges and surrender charges on annuities and are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees and administrative fees, which are generated directly and indirectly from American Centurion Life's separate account assets. American Centurion Life's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using the specific identification method on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

--------------------------------------------------------------------------------
6

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Balance Sheet

Investments

Available-for-Sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include significant issuer downgrade, default or bankruptcy. American Centurion Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices. However, American Centurion Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Centurion Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

American Centurion Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product characteristics.

For American Centurion Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Centurion Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

--------------------------------------------------------------------------------
7

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Centurion Life receives fund administrative fees, mortality and expense risk fees, and minimum death benefit guarantee fees from the related accounts.

American Centurion Life provides contractual mortality assurances to the variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Centurion Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Centurion Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Centurion Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. In addition, American Centurion Life offers contracts containing guaranteed minimum income benefit (GMIB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 6.9% at December 31, 2004, depending on year of issue, with an average rate of approximately 5.5% at December 31, 2004.

Income Taxes

American Centurion Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Centurion Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

--------------------------------------------------------------------------------
8

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Centurion Life's financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants (AICPA) issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any deferred sales inducement costs associated with those annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced the first quarter 2004 results by $23 thousand ($36 thousand pretax). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $60 thousand as compared to amounts expensed in 2003 and 2002 of $34 thousand and $22 thousand, respectively. American Centurion Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement. See Note 4 for a further discussion regarding SOP 03-1.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Centurion Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 include SLTs for which American Centurion Life has a 1.2% ownership interest in each of two SLT structures which are in the process of being liquidated as of December 31, 2004. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, American Centurion Life is not required to consolidate the SLTs as it is not the primary beneficiary. As of December 31, 2004 American Centurion Life's pro rata interest in the underlying portfolio consists of $12.4 million in high-yield loans which have a market value of $12.5 million. American Centurion Life's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $3.4 million.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). American Centurion Life complied with the disclosure provisions of this rule in Note 3 to the Financial Statements for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1 on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments were deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. American Centurion Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

--------------------------------------------------------------------------------
9

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

2. INVESTMENTS

Available-for-Sale investments

Investment classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
---------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                                Cost         Gains           Losses       Value
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                               $255,507       $11,773        $  (541)     $266,739
Mortgage and other asset-backed securities                               201,972         3,940           (682)      205,230
Foreign corporate bonds and obligations                                   46,752         1,883           (221)       48,414
Structured investments(a)                                                 15,212            --           (178)       15,034
U.S. Government and agencies obligations                                  22,008            72            (80)       22,000
State and municipal obligations                                            1,000            --            (36)          964
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                   542,451        17,668         (1,738)      558,381
Preferred stock                                                            1,000            41             --         1,041
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                $543,451       $17,709        $(1,738)     $559,422
===========================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

Investment classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
---------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross           Gross
                                                                                     Unrealized      Unrealized       Fair
(Thousands)                                                                Cost         Gains           Losses       Value
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                               $222,788       $12,292        $  (908)     $234,172
Mortgage and other asset-backed securities                               208,799         5,589           (480)      213,908
Foreign corporate bonds and obligations                                   37,912         1,810           (445)       39,277
Structured investments(a)                                                 18,070            10           (391)       17,689
U.S. Government and agencies obligations                                   2,015            75             --         2,090
State and municipal obligations                                            1,000            --            (44)          956
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                   490,584        19,776         (2,268)      508,092
Preferred stock                                                            1,000            31             --         1,031
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                $491,584       $19,807        $(2,268)     $509,123
===========================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

                                                       Less than 12 months       12 months or more             Total
---------------------------------------------------------------------------------------------------------------------------
                                                       Fair     Unrealized       Fair    Unrealized      Fair    Unrealized
(Thousands)                                            Value      Losses         Value     Losses        Value     Losses
---------------------------------------------------------------------------------------------------------------------------
Description of securities:
Corporate debt securities                            $ 33,453   $  (266)       $ 9,232     $(275)     $ 42,685   $  (541)
Mortgage and other asset-backed securities             67,901      (681)            --        --        67,901      (681)
Foreign corporate bonds and obligations                 9,525       (80)         6,451      (141)       15,976      (221)
Structured investments                                     --        --         11,642      (178)       11,642      (178)
U.S. Government and agencies obligations                9,887       (80)            --        --         9,887       (80)
State and municipal obligations                            --        --            964       (37)          964       (37)
---------------------------------------------------------------------------------------------------------------------------
Total                                                $120,766   $(1,107)       $28,289     $(631)     $149,055   $(1,738)
===========================================================================================================================

--------------------------------------------------------------------------------
10

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Centurion Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value    Losses    Securities Fair Value   Losses      Securities Fair Value   Losses
------------------------------------------------------------------------------------------------------------------------------
95% - 100%                 83        $121      $ (1)           18       $ 28       $ (1)         101         $149      $ (2)
90% - 95%                  --          --        --            --         --         --           --           --        --
80% - 90%                  --          --        --            --         --         --           --           --        --
Less than 80%              --          --        --            --         --         --           --           --        --
------------------------------------------------------------------------------------------------------------------------------
Total                      83        $121      $ (1)           18       $ 28       $ (1)         101         $149      $ (2)
==============================================================================================================================

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, all of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $178 thousand of the $631 thousand in unrealized losses for securities with an unrealized loss for twelve months or more. With regard to this security, American Centurion Life estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of American Centurion Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004.

American Centurion Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Centurion Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, American Centurion Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

The following is a distribution of investments classified as Available-for-Sale by maturity as of December 31, 2004:

                                                                                                                         Fair
(Thousands)                                                                                                Cost         Value
------------------------------------------------------------------------------------------------------------------------------
Due within one year                                                                                     $  8,512      $  8,687
Due from one to five years                                                                                84,110        88,361
Due from five to ten years                                                                               199,831       207,757
Due in more than ten years                                                                                32,814        33,312
------------------------------------------------------------------------------------------------------------------------------
                                                                                                         325,267       338,117
Mortgage and other asset-backed securities                                                               201,972       205,230
Structured investments                                                                                    15,212        15,034
Preferred stock                                                                                            1,000         1,041
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $543,451      $559,422
==============================================================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred stocks were not included in the maturities distribution.

At December 31, 2004 and 2003, bonds carried at $1.0 million were on deposit with the State of New York as required by law.

--------------------------------------------------------------------------------
11

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

At December 31, 2003 and 2004, fixed maturity securities comprised approximately 51 percent and 89 percent of American Centurion Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $7.5 million and $12.0 million of securities at December 31, 2004 and 2003, respectively, which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary, by rating on December 31, is as follows:

Rating                                                                                                    2004        2003
---------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        42%          44%
AA                                                                                                          3            2
A                                                                                                          18           18
BBB                                                                                                        29           29
Below investment grade                                                                                      8            7
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%         100%
---------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 51 and 89 percent, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Sales                                                                                 $ 25,987       $ 38,080      $ 53,790
Maturities                                                                            $ 52,801       $ 91,078      $ 59,959
Purchases                                                                             $132,250       $213,462      $146,462
---------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                          $ 474        $ 2,817       $ 2,123
Gross realized losses from sales                                                         $(200)       $(1,219)      $(4,353)
Other-than-temporary impairments                                                         $  --        $(1,327)      $(3,265)
---------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, American Centurion Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. American Centurion Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001, American Centurion Life placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $14.9 million, into a securitization trust. In return, American Centurion Life received $1.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $12.9 million. As of December 31, 2004, the retained interests had a carrying value of approximately $11.6 million, of which approximately $8.6 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

Mortgage loans on real estate

Mortgage loans are first mortgages on real estate. American Centurion Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

--------------------------------------------------------------------------------
12

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(Thousands)                                                                                             2004          2003
---------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                         $72,203       $63,539
Mortgage loans on real estate reserves                                                                   (920)         (920)
---------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                    $71,283       $62,619
---------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, American Centurion Life's recorded investment in impaired mortgage loans on real estate was $nil. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $nil. American Centurion Life recognized $nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                        $920           $278          $149
Provision for mortgage loan losses                                                          --            642           129
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                      $920           $920          $278
---------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31, were:

(Thousands)                                                               December 31, 2004           December 31, 2003
---------------------------------------------------------------------------------------------------------------------------
                                                                       On Balance     Funding       On Balance    Funding
 Region                                                                   Sheet     Commitments        Sheet    Commitments
---------------------------------------------------------------------------------------------------------------------------
East North Central                                                     $ 4,241         $--           $ 4,335        $   --
West North Central                                                       8,302          --             8,547            --
South Atlantic                                                          16,154          --            12,870         1,350
Middle Atlantic                                                          4,892          --             4,980            --
New England                                                              1,777          --             1,829            --
Pacific                                                                 12,687          --            11,121            --
West South Central                                                       5,465          --             5,634            --
East South Central                                                       2,748          --             2,861            --
Mountain                                                                15,937          --            11,362            --
---------------------------------------------------------------------------------------------------------------------------
                                                                        72,203          --            63,539         1,350
Less reserves for losses                                                   920          --               920            --
---------------------------------------------------------------------------------------------------------------------------
   Total                                                               $71,283         $--           $62,619        $1,350
===========================================================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(Thousands)                                                               December 31, 2004           December 31, 2003
---------------------------------------------------------------------------------------------------------------------------
                                                                       On Balance      Funding      On Balance    Funding
 Property type                                                            Sheet      Commitments       Sheet    Commitments
---------------------------------------------------------------------------------------------------------------------------
Office buildings                                                       $25,079         $--           $21,110        $1,350
Department/retail stores                                                18,180          --            17,997            --
Apartments                                                               2,550          --             2,613            --
Industrial buildings                                                    19,821          --            14,972            --
Medical buildings                                                        2,398          --             2,560            --
Mixed use                                                                4,175          --             4,287            --
---------------------------------------------------------------------------------------------------------------------------
                                                                        72,203          --            63,539         1,350
Less reserves for losses                                                   920          --               920            --
---------------------------------------------------------------------------------------------------------------------------
   Total                                                               $71,283         $--           $62,619        $1,350
===========================================================================================================================

--------------------------------------------------------------------------------
13

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                             $28,702        $25,649       $25,178
Income on mortgage loans on real estate                                                  4,615          4,278         3,300
Other investments                                                                          726            358         1,050
---------------------------------------------------------------------------------------------------------------------------
                                                                                        34,043         30,285        29,528
Less investment expenses                                                                   168            370           303
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                               $33,875        $29,915       $29,225
===========================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                          $274          $ 271       $(5,405)
Mortgage loans on real estate                                                               --           (642)         (129)
Other                                                                                       --              2             5
---------------------------------------------------------------------------------------------------------------------------
   Total                                                                                  $274          $(369)      $(5,529)
===========================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                    $17,744        $14,039       $15,301
Capitalization of expenses                                                               3,950          5,880         2,447
Amortization                                                                            (3,215)        (2,420)       (2,734)
Change in unrealized investment gains and losses                                          (137)           245          (975)
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                  $18,342        $17,744       $14,039
---------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by American Centurion Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. In addition, American Centurion Life offers contracts containing GMIB provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Centurion Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. American Centurion Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits and GMIB, American Centurion Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
14

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which American Centurion Life has established additional liabilities for death benefits and GMIB as of December 31:

Variable Annuity GMDB and GMIB by Benefit Type                                                                2004    2003
(Dollar amounts in millions)
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium      Total Contract Value                                $15.1    $15.5
                                                         Contract Value in Separate Accounts                 $ 7.0    $ 3.8
                                                         Net Amount at Risk*                                 $ 0.2    $  --
                                                         Weighted Average Attained Age                          61       61
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet       Total Contract Value                                $66.3    $43.0
                                                         Contract Value in Separate Accounts                 $48.0    $26.0
                                                         Net Amount at Risk*                                 $ 1.4    $ 2.5
                                                         Weighted Average Attained Age                          61       61
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                      Total Contract Value                                $23.8    $ 7.9
                                                         Contract Value in Separate Accounts                 $20.0    $ 5.3
                                                         Net Amount at Risk*                                  $ --    $  --
                                                         Weighted Average Attained Age                          55       55
---------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

---------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                                  GMDB     GMIB
---------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                     Liability balance at January 1                      $  --      $--
                                                         Reported claims                                     $  --      $--
                                                         Liability balance at December 31                    $ 0.1      $--
                                                         Incurred claims (reported + change in liability)    $ 0.1      $--
---------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contract holder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. Deferred sales inducement costs were $2.2 million and $2.0 million at December 31, 2004 and 2003, respectively. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. American Centurion Life capitalized $0.8 million and $0.6 million for the years ended December 31, 2004 and 2003, respectively. American Centurion Life amortized $0.4 million and $0.2 million for the years ended December 31, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
15

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

5. INCOME TAXES

American Centurion Life qualifies as a life insurance company for federal income tax purposes. As such, American Centurion Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision included in the Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                              $2,949         $1,053       $ 1,242
   Deferred                                                                                 16            875        (1,115)
----------------------------------------------------------------------------------------------------------------------------
                                                                                         2,965          1,928           127
State income taxes-current                                                                 313            (26)           89
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change                                           $3,278         $1,902       $   216
============================================================================================================================

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to American Centurion Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                        2004                   2003                    2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                         $3,324     35.0%        $1,966     35.0%          $202     35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                     (14)    (0.2)           (22)    (0.4)            (6)     1.9
   State income tax, net of federal benefit                    203      2.2            (17)    (0.3)            58    (17.4)
   All other                                                  (235)    (2.5)           (25)    (0.5)           (38)    11.1
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change               $3,278     34.5%        $1,902     33.8%          $216     30.6%
============================================================================================================================

A portion of American Centurion Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2004, American Centurion Life had a policyholders' surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004, provided a two-year suspension of the tax on policyholders' surplus account distribution. American Centurion Life is evaluating making distributions, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceed the shareholders' surplus account and/or if American Centurion Life is liquidated. Deferred taxes of $379 thousand had not been established because no distributions of such amounts were contemplated.

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of American Centurion Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                    $ 4,276       $ 3,274
   Other Investments                                                                                    5,460         5,559
   Other                                                                                                  652           360
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                  10,388         9,193
----------------------------------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                    4,845         5,179
   Deferred taxes related to net unrealized securities gains                                            4,969         5,636
   Other                                                                                                1,545            --
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                  11,359        10,815
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liabilities                                                                          $   971       $ 1,622
============================================================================================================================

American Centurion Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Centurion Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

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

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Centurion Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Centurion Life's statutory unassigned surplus aggregated $(8.1) million and $(14.7) million as of December 31, 2004 and 2003, respectively.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Statutory net income (loss)                                                            $ 7,768       $(11,745)      $(5,354)
Statutory capital and surplus                                                           49,550         42,904        33,752

7. RELATED PARTY TRANSACTIONS

American Centurion Life participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. American Centurion Life's share of the total net periodic pension cost was $4 thousand, $5 thousand, and $5 thousand for the years 2004, 2003, and 2002, respectively.

American Centurion Life also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2004, 2003, and 2002 were $13 thousand, $25 thousand, and $21 thousand, respectively.

American Centurion Life participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Costs of these plans charged to operations in 2004, 2003, and 2002 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, technology support, marketing services and other services aggregated $2.6 million, $3.0 million, and $2.2 million for 2004, 2003, and 2002, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Centurion Life may not be reflective of expenses that would have been incurred by American Centurion Life on a stand-alone basis.

Included in other liabilities at December 31, 2004 and 2003 are payables of $474 thousand and $636 thousand, respectively, payable to IDS Life for federal income taxes.

8. LINES OF CREDIT

American Centurion Life has an available line of credit with AEFC of $10 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2004 and 2003.

9. REINSURANCE

American Centurion Life has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2004, 2003, and 2002, traditional life insurance in force aggregated $97.2 million, $105.4 million and $119.6 million, respectively, of which $97.1 million, $105.3 million, and $119.6 million, was reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1.2 million, $1.1 million, and $1.3 million and reinsurance recovered from reinsurers amounted to $610 thousand, $920 thousand, and $2.0 million for the years ended December 31, 2004, 2003, and 2002, respectively. Reinsurance contracts do not relieve American Centurion Life from its primary obligation to policyholders.

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

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments". The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Centurion Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

(Thousands)                                                                        2004                         2003
---------------------------------------------------------------------------------------------------------------------------
                                                                          Carrying       Fair           Carrying      Fair
Financial Assets                                                           Amount        Value           Amount       Value
---------------------------------------------------------------------------------------------------------------------------
Available for sale investments                                            $559,422    $559,422          $509,123   $509,123
Mortgage loans on real estate, net                                          71,283      77,127            62,619     68,380
Separate account assets                                                     55,034      55,034            29,900     29,900
Cash and cash equivalents                                                    5,808       5,808            22,554     22,554

Financial Liabilities
---------------------------------------------------------------------------------------------------------------------------
Fixed annuities                                                           $564,282    $551,784          $527,047   $514,126
Separate account liabilities                                                55,034      52,957            29,900     28,730

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

The fair values of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Balance Sheets.

The carrying values for cash and cash equivalents approximate fair value due to the short-term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The carrying value and fair value of these reserves excludes life insurance related elements of $1.4 million and $1.1 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities are estimated as the accumulated value less applicable surrender charges.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, American Centurion Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. American Centurion Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

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18

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

American Centurion Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on American Centurion Life's financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Centurion Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the exam of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Centurion Life's consolidated financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC's unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed American Centurion Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed American Centurion Life's financial strength rating at "Aa3" and Fitch lowered American Centurion Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for American Centurion Life. In connection with the spin-off, American Express Company intends to provide additional capital to American Centurion Life to confirm its current financial strength ratings.

13. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements                              $  6,220       $  3,716      $    361
Deferred policy acquisition costs                                                         (687)        (3,618)          290
Adjustments of future policy benefit liabilities                                          (236)       (11,953)         (574)
Deferred federal income tax provision (expense)                                          2,907            875        (1,433)
Interest maintenance reserve loss transfer and amortization                               (535)        (1,306)          (95)
Deferred surrender charge                                                                  (37)           (68)         (433)
Other, net                                                                                 135            609        (3,470)
----------------------------------------------------------------------------------------------------------------------------
Statutory-basis net gain (loss)                                                       $  7,767       $(11,745)     $ (5,354)
============================================================================================================================

Stockholder's equity, per accompanying
   financial statements                                                               $ 95,926       $ 90,945      $ 69,302
Deferred policy acquisition costs                                                      (18,342)       (17,744)      (14,040)
Deferred sales inducement costs                                                         (2,195)        (1,965)       (1,578)
Adjustments of future policy benefit liabilities                                        (9,643)        (9,983)        5,804
Adjustments of reinsurance ceded reserves                                               (2,220)        (2,125)       (2,188)
Deferred federal income tax provision                                                    4,245          2,519         2,326
Asset valuation reserve                                                                 (3,888)        (2,762)         (630)
Net unrealized gain on investments                                                     (15,051)       (16,618)      (20,695)
Other, net                                                                                 718            637        (4,549)
----------------------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                                   $ 49,550       $ 42,904      $ 33,752
============================================================================================================================

--------------------------------------------------------------------------------
19

[AMERICAN EXPRESS logo]

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203
(800) 504-0469

45066 L (4/05)